As filed with the Securities and Exchange Commission on February 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23011

PENN CAPITAL FUNDS TRUST
(Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

DECEMBER 31, 2017

PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND

PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND

PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND

Fund Summaries	2
Disclosure of Fund Expenses	7
Fund	Schedules of Investments

PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.

Average Annual Total Returns for the Period Ended December 31, 2017	One Year	Since Inception(1)
Penn Capital Managed Alpha SMID Cap Equity Fund
Institutional Class Shares	19.97%	14.68%
Russell 2500™ Index	16.81%	14.14	%(2)
(1)	Inception date is 12/1/15.
(2)	The return shown for the Russell 2500™ Index is from the inception date of the Institutional Class shares.

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 18, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.

Average Annual Total Returns for the Period Ended December 31, 2017	One Year	Since Inception(1)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class Shares	15.85%	18.23%
Russell 2000® Index	14.65%	17.65	%(2)
(1)	Inception date is 12/18/15.
(2)	The return shown for the Russell 2000® Index is from the inception date of the Institutional Class shares.

PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
 FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.

Average Annual Total Returns for the Period Ended December 31, 2017	One Year	Since Inception(1)
Penn Capital Multi-Credit High Income Fund
Institutional Class Shares	6.88%	8.95%
ICE BofA Merrill Lynch US High Yield Constrained Index	7.47%	10.44	%(2)
(1)	Inception date is 12/1/15.
(2)	The return shown for the ICE BofA Merrill Lynch US High Yield Constrained Index is from the inception date of the Institutional Class shares.

PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.

Average Annual Total Returns for the Period Ended December 31, 2017	One Year	Since Inception(1)
Penn Capital Defensive Floating Rate Income Fund
Institutional Class Shares	3.75%	4.68%
S&P/LSTA BB/B Loan Index(2)	3.91%	5.78	%(3)
Credit Suisse Institutional Leveraged Loan Index	4.29%	5.52	%(4)
(1)	Inception date is 12/1/15.
(2)	The S&P/LSTA BB/B Loan Index has replaced the Credit Suisse Institutional Leveraged Loan Index as the Fund’s primary benchmark. Penn Capital Management Company, Inc. believes that the new index is more appropriate given the Fund’s holdings.
(3)	The return shown for the S&P/LSTA BB/B Loan Index is from the inception date of the Institutional Class shares.
(4)	The return shown for the Credit Suisse Institutional Leveraged Loan Index is from the inception date of the Institutional Class shares.

PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on July 17, 2017, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Total Returns for the Period Ended December 31, 2017	One Month	Three Month	Since Inception(1)
Penn Capital Defensive Short Duration High Income Fund
Institutional Class Shares	0.22%	0.27%	0.35%
ICE BofAML 1-3 Year BB US Cash Pay High Yield Index	0.01%	0.02%	1.07	%(2)
ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index	0.14%	0.22%	1.43	%(3)
(1)	Inception date is 7/17/17.
(2)	The return shown for the ICE BofAML 1-3 Year BB US Cash Pay High Yield Index is from the inception date of the Institutional Class shares.
(3)	The return shown for the ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index is from the inception date of the Institutional Class shares.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2017 TO DECEMBER 31, 2017

Cost in Dollars of a $1,000 Investment in Penn Capital Managed Alpha SMID Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2017 to December 31, 2017, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/17	Ending Account Value (Based on Actual Returns and Expenses) 12/31/17	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/17	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$1,134.30	$5.70	$1,019.86	$5.40
1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers (1.06% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2017 TO DECEMBER 31, 2017

Cost in Dollars of a $1,000 Investment in Penn Capital Special Situations Small Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2017 to December 31, 2017, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/17	Ending Account Value (Based on Actual Returns and Expenses) 12/31/17	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/17	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$1,121.90	$5.83	$1,019.71	$5.55
1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers (1.09% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2017 TO DECEMBER 31, 2017

Cost in Dollars of a $1,000 Investment in Penn Capital Multi-Credit High Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2017 to December 31, 2017, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/17	Ending Account Value (Based on Actual Returns and Expenses) 12/31/17	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/17	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$1,027.30	$3.53	$1,021.73	$3.52
1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers (0.69% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2017 TO DECEMBER 31, 2017

Cost in Dollars of a $1,000 Investment in Penn Capital Defensive Floating Rate Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2017 to December 31, 2017, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2017 to December 31, 2017.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class[1]	Beginning Account Value 7/1/17	Ending Account Value (Based on Actual Returns and Expenses) 12/31/17	Expenses Paid During Period[2]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/17	Expenses Paid During Period[2]
Institutional Class Shares	$1,000.00	$1,020.90	$3.36	$1,021.88	$3.36
1.	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.
2.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers (0.66% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE PERIOD FROM JULY 18, 2017 TO DECEMBER 31, 2017

Cost in Dollars of a $1,000 Investment in Penn Capital Defensive Short Duration High Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the period from July 18, 2017 to December 31, 2017, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the since inception period and held for the entire period from July 18, 2017 to December 31, 2017.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended December 31, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the since inception period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class	Beginning Account Value 7/18/17	Ending Account Value (Based on Actual Returns and Expenses) 12/31/17	Expenses Paid During Period[1]	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/17	Expenses Paid During Period[1]
Institutional Class Shares[2]	$1,000.00	$1,003.50	$2.48	$1,020.41	$2.50

1.	Expenses are equal to the Fund’s annualized expense ratio, net of waivers (0.54% for the Institutional Class), multiplied by the average account value over the period, divided by 365 and multiplied by 167 for the Institutional Class (to reflect the since inception period). The table above represents the actual expenses incurred during the since inception period.
2.	Expenses paid during the period reflect ongoing costs for the period from inception through December 31, 2017. Had these shares been offered for the full six-month period ended December 31, 2017, and had the fund provided a hypothetical 5% annualized return, expenses paid during the period would have been $2.75 for the Institutional Class shares.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)
	Shares	Value
Common Stocks: 91.4%
Air Freight & Logistics: 2.4%
XPO Logistics, Inc.(a)	3,531	$323,404
Banks: 8.9%
BOK Financial Corp.	2,487	229,600
Chemical Financial Corp.	3,934	210,351
Pinnacle Financial Partners, Inc.	2,362	156,601
Sterling Bancorp	7,785	191,511
Webster Financial Corp.	3,551	199,424
Western Alliance Bancorp(a)	3,849	217,930
		1,205,417
Biotechnology: 2.4%
Bioverativ, Inc.(a)	2,754	148,496
Ironwood Pharmaceuticals, Inc.(a)	11,675	175,008
		323,504
Building Products: 1.1%
Allegion PLC	1,932	153,710
Capital Markets: 1.7%
Affiliated Managers Group, Inc.	1,108	227,417
Chemicals: 2.5%
HB Fuller Co.	3,110	167,536
Valvoline, Inc.	6,606	165,546
		333,082
Commercial Services & Supplies: 1.7%
KAR Auction Services, Inc.	4,498	227,194
Communications Equipment: 1.5%
CommScope Holding Co., Inc.(a)	5,374	203,298
Construction Materials: 1.6%
Summit Materials, Inc. - Class A(a)	6,825	214,578
Consumer Finance: 2.0%
SLM Corp.(a)	24,014	271,358
Containers & Packaging: 1.5%
Berry Global Group, Inc.(a)	3,545	207,985
Diversified Financial Services: 3.5%
FNF Group	5,170	202,871
Voya Financial, Inc.	5,394	266,841
		469,712
Electronic Equipment, Instruments & Components: 1.6%
Mercury Systems, Inc.(a)	4,167	213,975
Energy Equipment & Services: 2.0%
Keane Group, Inc.(a)	8,726	165,881
U.S. Silica Holdings, Inc.	3,461	112,690
		278,571
Health Care Equipment & Supplies: 2.2%
NuVasive, Inc.(a)	2,279	133,299
Wright Medical Group NV(a)	7,516	166,855
		300,154
	Shares	Value
Health Care Providers & Services: 2.8%
Acadia Healthcare Co., Inc.(a)	4,558	$148,728
WellCare Health Plans, Inc.(a)	1,165	234,293
		383,021
Hotels, Restaurants & Leisure: 4.9%
Boyd Gaming Corp.	5,656	198,243
Red Rock Resorts, Inc. - Class A	8,226	277,545
Vail Resorts, Inc.	923	196,110
		671,898
Household Durables: 3.8%
CalAtlantic Group, Inc.	2,479	139,791
Roku, Inc.(a)	2,381	123,288
TopBuild Corp.(a)	3,311	250,775
		513,854
Independent Power and Renewable Electricity Producers: 1.2%
Ormat Technologies, Inc.	2,588	165,529
Insurance: 1.7%
Arch Capital Group Ltd.(a)	2,529	229,557
Internet Software & Services: 5.1%
GoDaddy, Inc. - Class A(a)	5,328	267,892
Match Group, Inc.(a)	7,293	228,344
MongoDB, Inc.(a)	6,671	197,995
		694,231
IT Services: 2.5%
Black Knight, Inc.(a)	4,313	190,419
Blackhawk Network Holdings, Inc.(a)	4,345	154,899
		345,318
Life Sciences Tools & Services: 1.2%
Cambrex Corp.(a)	3,420	164,160
Machinery: 1.7%
Oshkosh Corp.	2,467	224,226
Media: 5.8%
Gray Television, Inc.(a)	12,334	206,595
Lions Gate Entertainment Corp. - Class B(a)	3,876	123,024
Live Nation Entertainment, Inc.(a)	4,978	211,914
Nexstar Media Group, Inc. - Class A	3,138	245,392
		786,925
Multiline Retail: 1.8%
Burlington Stores, Inc.(a)	2,019	248,398
Oil, Gas & Consumable Fuels: 3.5%
Arch Coal, Inc. - Class A	1,577	146,913
Cabot Oil & Gas Corp.	5,255	150,293
Callon Petroleum Co.(a)	15,001	182,262
		479,468
Pharmaceuticals: 1.6%
Pacira Pharmaceuticals, Inc.(a)	4,848	221,311

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
Professional Services: 1.7%
TransUnion(a)	4,176	$229,513
Road & Rail: 1.0%
Genesee & Wyoming, Inc. - Class A(a)	1,782	140,297
Semiconductors & Semiconductor Equipment: 3.9%
Cavium, Inc.(a)	1,769	148,295
Silicon Laboratories, Inc.(a)	2,051	181,103
Teradyne, Inc.	4,903	205,289
		534,687
Software: 2.6%
Nice Ltd. - ADR	1,975	181,522
Tyler Technologies, Inc.(a)	973	172,270
		353,792
Specialty Retail: 2.0%
Floor & Decor Holdings, Inc. - Class A(a)	5,720	278,450
TravelCenters of America LLC(a)	1	2
		278,452
Trading Companies & Distributors: 4.2%
HD Supply Holdings, Inc.(a)	4,090	163,723
United Rentals, Inc.(a)	1,273	218,841
WESCO International, Inc.(a)	2,732	186,186
		568,750
Water Utilities: 1.8%
Aqua America, Inc.	6,195	243,030
Total Common Stocks (cost $9,675,284)		12,429,776

Real Estate Investment Trusts (REITs): 6.2%
CyrusOne, Inc.	3,523	209,724
Invitation Homes, Inc.	9,622	226,791
MGM Growth Properties LLC - Class A	7,692	224,222
The GEO Group, Inc.	7,679	181,224
Total REITs (cost $814,427)		841,961

Short-Term Investment: 2.7%
Money Market Fund - 2.7%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 1.160%(b)	367,840	367,840
Total Short-Term Investment (cost $367,840)		367,840

Total Investments - 100.3% (cost $10,857,551)		13,639,577
Liabilities in Excess of Other Assets (0.3)%		(37,920)
Net Assets: 100.0%		$13,601,657

Percentages are stated as a percent of net assets.

(a)	No distribution or dividend was made during the period ending December 31, 2017. As such, it is classified as a non-income producing security as of December 31, 2017.
(b)	Rate reported is the 7-day effective yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$10,857,551
Gross unrealized appreciation	2,995,611
Gross unrealized depreciation	(213,585)
Net unrealized appreciation	$2,782,026
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments) (Unaudited)
United States	93.74%
Bermuda	1.68%
Israel	1.33%
Netherlands	1.22%
Ireland	1.13%
Canada	0.90%
Sector Allocation (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)
	Shares	Value
Common Stocks: 98.4%
Aerospace & Defense: 1.4%
Aerojet Rocketdyne Holdings, Inc.(a)	9,276	$289,411
Banks: 11.5%
Banc of California, Inc.	14,473	298,868
Chemical Financial Corp.	6,024	322,103
FB Financial Corp.(a)	4,978	209,026
Sterling Bancorp	14,670	360,882
Texas Capital Bancshares, Inc.(a)	4,801	426,809
Webster Financial Corp.	6,162	346,058
Western Alliance Bancorp(a)	6,211	351,667
		2,315,413
Biotechnology: 1.2%
Ironwood Pharmaceuticals, Inc.(a)	16,237	243,393
Building Products: 1.2%
JELD-WEN Holding, Inc.(a)	6,299	247,992
Capital Markets: 2.4%
Hamilton Lane, Inc. - Class A	7,895	279,404
PJT Partners, Inc. - Class A	4,365	199,044
		478,448
Chemicals: 2.0%
Venator Materials PLC(a)	18,327	405,393
Construction Materials: 1.8%
Summit Materials, Inc. - Class A(a)	11,215	352,600
Diversified Consumer Services: 1.5%
Chegg, Inc.(a)	18,959	309,411
Energy Equipment & Services: 6.2%
C&J Energy Services, Inc.(a)	7,853	262,840
Keane Group, Inc.(a)	19,742	375,295
Transocean Ltd.(a)	22,790	243,397
U.S. Silica Holdings, Inc.	11,123	362,165
		1,243,697
Health Care Equipment & Supplies: 4.2%
ICU Medical, Inc.(a)	1,038	224,208
K2M Group Holdings, Inc.(a)	9,588	172,584
LivaNova PLC(a)	2,892	231,129
Wright Medical Group NV(a)	9,562	212,276
		840,197
Health Care Providers & Services: 2.1%
Acadia Healthcare Co., Inc.(a)	5,861	191,244
WellCare Health Plans, Inc.(a)	1,177	236,707
		427,951
	Shares	Value
Hotels, Restaurants & Leisure: 9.4%
ILG, Inc.	3,906	$111,243
Penn National Gaming, Inc.(a)	10,776	337,612
Pinnacle Entertainment, Inc.(a)	7,253	237,391
Planet Fitness, Inc. - Class A(a)	7,116	246,427
Red Rock Resorts, Inc. - Class A	11,113	374,952
Scientific Games Corp. - Class A(a)	6,469	331,860
SeaWorld Entertainment, Inc.(a)	18,881	256,215
		1,895,700
Household Durables: 1.7%
TopBuild Corp.(a)	4,383	331,968
Independent Power and Renewable Electricity Producers: 1.6%
Dynegy, Inc.(a)	27,325	323,801
Internet Software & Services: 8.4%
Carbonite, Inc.(a)	10,375	260,412
Gogo, Inc.(a)	20,506	231,308
Hortonworks, Inc.(a)	12,509	251,556
Instructure, Inc.(a)	5,588	184,963
Mimecast Ltd.(a)	8,038	230,449
MINDBODY, Inc. - Class A(a)	10,313	314,031
Q2 Holdings, Inc.(a)	6,015	221,653
		1,694,372
IT Services: 3.4%
Blackhawk Network Holdings, Inc.(a)	5,510	196,431
Everi Holdings, Inc.(a)	23,831	179,686
InterXion Holding NV(a)	5,203	306,613
		682,730
Life Sciences Tools & Services: 1.2%
Cambrex Corp.(a)	4,913	235,824
Machinery: 6.8%
Astec Industries, Inc.	5,227	305,779
Harsco Corp.(a)	15,266	284,711
ITT, Inc.	3,972	211,986
Milacron Holdings Corp.(a)	15,694	300,383
SPX FLOW, Inc.(a)	5,624	267,421
		1,370,280
Media: 10.8%
AMC Entertainment Holdings, Inc. - Class A	21,711	327,836
Gray Television, Inc.(a)	33,242	556,804
MDC Partners, Inc. - Class A(a)	22,494	219,317
Media General, Inc.(a)	1,867	93
Nexstar Media Group, Inc. - Class A	5,103	399,055
Sinclair Broadcast Group, Inc. - Class A	17,617	666,803
		2,169,908
Metals & Mining: 1.4%
Ferroglobe PLC	17,840	289,008

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
Oil, Gas & Consumable Fuels: 3.5%
Resolute Energy Corp.(a)	12,004	$377,766
WPX Energy, Inc.(a)	22,711	319,544
		697,310
Pharmaceuticals: 1.4%
Pacira Pharmaceuticals, Inc.(a)	6,170	281,660
Road & Rail: 1.4%
Schneider National, Inc. - Class B	9,909	283,001
Semiconductors & Semiconductor Equipment: 2.6%
Semtech Corp.(a)	8,791	300,652
Versum Materials, Inc.	6,005	227,289
		527,941
Software: 3.0%
Model N, Inc.(a)	9,472	149,184
Nice Ltd. - ADR	3,011	276,741
Tyler Technologies, Inc.(a)	960	169,968
		595,893
Specialty Retail: 1.7%
Five Below, Inc.(a)	2,648	175,615
Floor & Decor Holdings, Inc. - Class A(a)	3,566	173,593
		349,208
Textiles, Apparel & Luxury Goods: 1.1%
G-III Apparel Group Ltd.(a)	6,218	229,382
Thrifts & Mortgage Finance: 1.4%
WSFS Financial Corp.	6,034	288,727
Trading Companies & Distributors: 2.1%
Beacon Roofing Supply, Inc.(a)	3,779	240,949
DXP Enterprises, Inc.(a)	6,422	189,899
		430,848
Total Common Stocks (cost $17,200,726)		19,831,467

Short-Term Investment: 1.4%
Money Market Fund - 1.4%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 1.160%(b)	289,394	289,394
Total Short-Term Investment (cost $289,394)		289,394

Total Investments - 99.8% (cost $17,490,120)		20,120,861
Other Assets and Liabilities 0.2%		38,055
Net Assets: 100.0%		$20,158,916

Percentages are stated as a percent of net assets.

(a)	No distribution or dividend was made during the period ending December 31, 2017. As such, it is classified as a non-income producing security as of December 31, 2017.
(b)	Rate reported is the 7-day effective yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$17,490,120
Gross unrealized appreciation	3,136,567
Gross unrealized depreciation	(505,826)
Net unrealized appreciation	$2,630,741
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments) (Unaudited)
United States	88.00%
United Kingdom	4.60%
Netherlands	2.58%
Israel	1.38%
Switzerland	1.21%
Jersey	1.14%
Canada	1.09%
Sector Allocation (as a percentage of total investments) (Unaudited)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)
	Principal	Value
Corporate Bonds: 82.4%
Aerospace: 1.1%
Bombardier, Inc., 8.750%, 12/1/21(a)	110,000	$121,000
Airline Companies: 0.5%
Air Canada, 7.750%, 4/15/21(a)	50,000	57,000
Animal Slaughtering and Processing: 0.4%
Simmons Foods, Inc., 5.750%, 11/1/24(a)	40,000	39,650
Automotive: 0.7%
Navistar International Corp., 6.620%, 11/1/25(a)	75,000	78,254
Auto Parts & Equipment: 0.4%
Meritor, Inc., 6.250%, 2/15/24	35,000	36,838
Banking: 1.8%
Ally Financial, Inc., 8.000%, 11/1/31	25,000	32,500
Ally Financial, Inc., 5.750%, 11/20/25	90,000	98,100
Ally Financial, Inc., 5.120%, 9/30/24	50,000	54,062
		184,662
Beverage: 0.6%
Cott Beverages, Inc., 5.370%, 7/1/22	60,000	62,412
Brokerage: 0.5%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	50,000	51,500
Building & Construction: 0.6%
Ashton Woods USA LLC, 6.750%, 8/1/25(a)	15,000	14,981
Ashton Woods USA LLC, 6.870%, 2/15/21(a)	24,000	24,450
Beazer Homes USA, Inc., 8.750%, 3/15/22	20,000	22,048
		61,479
Building Materials: 1.1%
Griffon Corp., 5.250%, 3/1/22	55,000	55,550
U.S. Concrete, Inc., 6.370%, 6/1/24	60,000	64,350
		119,900
Chemical Companies: 0.8%
Olin Corp., 5.120%, 9/15/27	15,000	15,788
Tronox Finance LLC, 7.500%, 3/15/22(a)	25,000	26,125
Tronox Finance PLC, 5.750%, 10/1/25(a)	40,000	41,100
		83,013
Chemicals: 1.2%
Platform Specialty Products Corp., 5.870%, 12/1/25(a)	80,000	79,400
Trinseo Materials Operating SCA, 5.370%, 9/1/25(a)	45,000	46,575
		125,975
Computer Hardware: 3.0%
Dell International LLC, 8.100%, 7/15/36(a)	140,000	176,689
Qorvo, Inc., 6.750%, 12/1/23	40,000	43,000
Western Digital Corp., 10.500%, 4/1/24	80,000	92,700
		312,389
	Principal	Value
Consumer/Commercial/Lease Financing: 1.4%
International Lease Finance Corp., 8.620%, 1/15/22	35,000	$42,147
Navient Corp., 6.120%, 3/25/24	35,000	35,438
Navient Corp., 6.620%, 7/26/21	10,000	10,550
Navient Corp., 5.870%, 10/25/24	65,000	64,512
		152,647
Diversified Capital Goods: 0.5%
Anixter, Inc., 5.120%, 10/1/21	50,000	52,625
Electric - Generation: 3.0%
Calpine Corp., 5.370%, 1/15/23	65,000	63,294
Calpine Corp., 5.870%, 1/15/24(a)	25,000	25,437
Dynegy, Inc., 7.370%, 11/1/22	25,000	26,375
Dynegy, Inc., 7.620%, 11/1/24	70,000	75,075
Dynegy, Inc., 8.120%, 1/30/26(a)	50,000	54,625
NRG Energy, Inc., 7.250%, 5/15/26	20,000	21,775
NRG Energy, Inc., 6.620%, 1/15/27	25,000	26,437
NRG Energy, Inc., 5.750%, 1/15/28(a)	25,000	25,250
		318,268
Energy - Exploration & Production: 5.7%
Antero Resources Corp., 5.120%, 12/1/22	50,000	51,000
Approach Resources, Inc., 7.000%, 6/15/21	40,000	34,600
Bill Barrett Corp., 7.000%, 10/15/22	35,000	35,656
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	25,000	27,469
VFH Parent LLC, 6.750%, 6/15/22(a)	35,000	36,838
Centennial Resource Production LLC, 5.370%, 1/15/26(a)	30,000	30,562
Comstock Resources, Inc., 10.000% Cash or 12.250% PIK, 3/15/20(b)	115,000	118,594
Continental Resources, Inc., 5.000%, 9/15/22	20,000	20,300
Gulfport Energy Corp., 6.620%, 5/1/23	15,000	15,300
PetroQuest Energy, Inc., 10.000% Cash or 10.000% PIK, 2/15/21(b)	59,456	45,188
Resolute Energy Corp., 8.500%, 5/1/20	95,000	96,662
Sanchez Energy Corp., 6.120%, 1/15/23	50,000	42,375
Unit Corp., 6.620%, 5/15/21	45,000	45,337
		599,881
Entertainment: 1.1%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	55,000	54,450
AMC Entertainment Holdings, Inc., 5.870%, 11/15/26	25,000	24,687
National CineMedia LLC, 5.750%, 8/15/26	40,000	37,500
		116,637

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Principal	Value
Food - Wholesale: 0.8%
JBS USA LUX SA, 7.250%, 6/1/21(a)	15,000	$15,244
JBS USA LUX SA, 5.870%, 7/15/24(a)	35,000	33,819
JBS USA LUX SA, 7.250%, 6/1/21(a)	15,000	15,243
JBS USA LUX SA, 8.250%, 2/1/20(a)	20,000	20,060
		84,366
Food & Drug Retailers: 0.9%
Albertsons Cos LLC / Safeway, Inc., 6.620%, 6/15/24	25,000	23,875
Ingles Markets, Inc., 5.750%, 6/15/23	25,000	25,312
Rite Aid Corp., 6.750%, 6/15/21	30,000	29,850
Rite Aid Corp., 6.120%, 4/1/23(a)	15,000	13,538
		92,575
Forestry/Paper: 0.4%
Rayonier AM Products, Inc., 5.500%, 6/1/24(a)	40,000	39,850
Gaming: 2.6%
Everi Payments, Inc., 7.500%, 12/15/25(a)	75,000	74,344
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/24(a)	40,000	42,800
MGM Resorts International, 4.620%, 9/1/26	90,000	90,900
MGM Resorts International, 7.750%, 3/15/22	30,000	34,200
Pinnacle Entertainment, Inc., 5.620%, 5/1/24	35,000	37,450
		279,694
Gas Distribution: 4.7%
Blue Racer Midstream LLC, 6.120%, 11/15/22(a)	45,000	46,800
DCP Midstream Operating LP, 3.870%, 3/15/23	55,000	54,656
DCP Midstream Operating LP, 4.950%, 4/1/22	33,000	34,279
DCP Midstream Operating LP, 5.850% (3 Month LIBOR USD + 3.850%), 5/21/43(a)(c)	90,000	83,700
NGL Energy Partners LP, 5.120%, 7/15/19	50,000	50,875
NGL Energy Partners LP, 6.870%, 10/15/21	20,000	20,400
NGPL PipeCo LLC, 7.770%, 12/15/37(a)	45,000	55,462
Rockies Express Pipeline LLC, 6.870%, 4/15/40(a)	45,000	50,625
Rockies Express Pipeline LLC, 5.620%, 4/15/20(a)	25,000	26,188
Sunoco LP, 6.370%, 4/1/23	45,000	47,419
Targa Resources Partners LP, 5.250%, 5/1/23	30,000	30,675
		501,079
	Principal	Value
Health Services: 4.2%
Acadia Healthcare Co., Inc., 5.620%, 2/15/23	50,000	$50,750
Acadia Healthcare Co., Inc., 6.120%, 3/15/21	35,000	35,481
Envision Healthcare Corp., 5.620%, 7/15/22	25,000	25,250
Centene Corp., 6.120%, 2/15/24	30,000	31,725
DaVita, Inc., 5.120%, 7/15/24	40,000	40,400
HealthSouth Corp., 5.750%, 9/15/25	50,000	52,000
Opal Acquisition, Inc., 10.000%, 10/1/24(a)	80,000	71,500
Opal Acquisition, Inc., 7.500%, 7/1/24(a)	10,000	9,700
Select Medical Corp., 6.370%, 6/1/21	85,000	87,231
Universal Hospital Services, Inc., 7.620%, 8/15/20	35,000	35,000
		439,037
Hospitals: 2.1%
HCA, Inc., 7.500%, 2/15/22	25,000	28,125
HCA, Inc., 5.250%, 6/15/26	40,000	42,400
HCA, Inc., 5.370%, 2/1/25	65,000	67,275
Tenet Healthcare Corp., 8.120%, 4/1/22	80,000	81,400
		219,200
Hotels: 0.6%
FelCor Lodging LP, 5.620%, 3/1/23	60,000	61,650
Household & Leisure Products/Durables: 0.4%
Tempur Sealy International, Inc., 5.500%, 6/15/26	45,000	46,134
Investments & Miscellaneous Financial Services: 2.5%
First Data Corp., 5.750%, 1/15/24(a)	50,000	51,925
First Data Corp., 5.000%, 1/15/24(a)	30,000	30,862
First Data Corp., 7.000%, 12/1/23(a)	75,000	79,312
Icahn Enterprises LP, 6.370%, 12/15/25(a)	10,000	10,001
Icahn Enterprises LP, 6.750%, 2/1/24	50,000	51,375
Icahn Enterprises LP, 5.870%, 2/1/22	45,000	45,563
		269,038
Machinery Companies: 0.5%
Zekelman Industries, Inc., 9.870%, 6/15/23(a)	50,000	56,250
Media - Broadcast: 3.4%
Gray Television, Inc., 5.120%, 10/15/24(a)	25,000	24,937
Gray Television, Inc., 5.870%, 7/15/26(a)	25,000	25,625
Salem Media Group, Inc., 6.750%, 6/1/24(a)	45,000	44,775
Sinclair Television Group, Inc., 5.620%, 8/1/24(a)	65,000	67,031
Townsquare Media, Inc., 6.500%, 4/1/23(a)	25,000	24,438
Urban One, Inc., 7.370%, 10/15/22(a)	45,000	44,888
Urban One, Inc., 9.250%, 2/15/20(a)	140,000	131,600
		363,294

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Principal	Value
Media - Cable: 2.8%
Dish DBS Corp., 7.750%, 7/1/26	45,000	$47,306
Dish DBS Corp., 6.750%, 6/1/21	40,000	42,050
SFR Group SA, 7.370%, 5/1/26(a)	200,000	206,000
		295,356
Media - Services: 1.2%
Clear Channel Worldwide Holdings, Inc., 7.620%, 3/15/20	10,000	9,800
Clear Channel Worldwide Holdings, Inc., 7.620%, 3/15/20	40,000	39,150
Lamar Media Corp., 5.750%, 2/1/26	10,000	10,675
MDC Partners, Inc., 6.500%, 5/1/24(a)	70,000	70,350
		129,975
Metals/Mining Excluding Steel: 4.1%
Aleris International, Inc., 7.870%, 11/1/20	45,000	44,550
Alliance Resource Operating Partners LP, 7.500%, 5/1/25(a)	40,000	42,500
Cleveland-Cliffs, Inc., 5.750%, 3/1/25(a)	35,000	33,381
Freeport-McMoRan, Inc., 4.550%, 11/14/24	15,000	15,250
Freeport-McMoRan, Inc., 5.450%, 3/15/43	75,000	74,906
Freeport-McMoRan, Inc., 3.870%, 3/15/23	5,000	4,975
Peabody Energy Corp., 10.000%, 3/15/22(d)	95,000	0
Peabody Energy Corp., 6.370%, 3/31/25(a)	45,000	46,800
SunCoke Energy Partners LP, 7.500%, 6/15/25(a)	65,000	67,925
Teck Resources Ltd., 5.200%, 3/1/42	35,000	34,650
Teck Resources Ltd., 3.750%, 2/1/23	35,000	35,088
Teck Resources Ltd., 6.250%, 7/15/41	25,000	28,625
		428,650
Multi-Line Insurance: 0.4%
HUB International Ltd., 7.870%, 10/1/21(a)	35,000	36,444
Non-Food & Drug Retailers: 0.2%
JC Penney Corp., Inc., 8.120%, 10/1/19	22,000	22,440
Oil Field Equipment & Services: 2.1%
CSI Compressco LP, 7.250%, 8/15/22	45,000	42,412
Nabors Industries, Inc., 5.500%, 1/15/23	25,000	24,188
Noble Holding International Ltd., 7.750%, 1/15/24	45,000	38,700
Pioneer Energy Services Corp., 6.120%, 3/15/22	60,000	49,182
Transocean, Inc., 6.800%, 3/15/38	30,000	24,188
Transocean, Inc., 8.370%, 12/15/21	15,000	16,200
Williams Partners LP, 4.870%, 3/15/24	25,000	26,125
		220,995
Oil Refining & Marketing: 0.6%
PBF Holding Co. LLC, 7.000%, 11/15/23	40,000	41,750
PBF Holding Co. LLC, 7.250%, 6/15/25	25,000	26,281
		68,031
	Principal	Value
Oil, Gas & Consumable Fuels: 0.7%
CONSOL Energy, Inc., 11.000%, 11/15/25(a)	70,000	$73,500
Pharmaceuticals & Devices: 5.0%
Endo Finance LLC, 5.370%, 1/15/23(a)	55,000	42,900
Jaguar Holding Co. II, 6.370%, 8/1/23(a)	55,000	55,550
Kinetic Concepts, Inc., 12.500%, 11/1/21(a)	75,000	84,187
Mallinckrodt International Finance SA, 4.750%, 4/15/23	35,000	27,475
Mallinckrodt International Finance SA, 5.750%, 8/1/22(a)	40,000	36,300
Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/21(a)	60,000	61,125
Valeant Pharmaceuticals International, Inc., 5.620%, 12/1/21(a)	30,000	29,325
Valeant Pharmaceuticals International, Inc., 5.870%, 5/15/23(a)	210,000	194,513
		531,375
Printing & Publishing: 0.4%
Lee Enterprises, Inc., 9.500%, 3/15/22(a)	45,000	46,575
Radio and Television Broadcasting: 0.3%
Univision Communications, Inc., 5.120%, 2/15/25(a)	35,000	34,125
Railroads: 0.6%
Watco Cos LLC, 6.370%, 4/1/23(a)	60,000	62,100
Real Estate Development & Management: 0.5%
Realogy Group LLC, 5.250%, 12/1/21(a)	50,000	51,875
Restaurants: 1.0%
Golden Nugget, Inc., 6.750%, 10/15/24(a)	50,000	50,875
P.F. Chang's China Bistro, Inc., 10.250%, 6/30/20(a)	55,000	50,050
		100,925
Special Retail: 0.2%
Staples, Inc., 8.500%, 9/15/25(a)	25,000	23,125
Steel Producers & Products: 0.8%
United States Steel Corp., 6.870%, 8/15/25	55,000	57,409
United States Steel Corp., 7.370%, 4/1/20	25,000	27,125
		84,534
Support - Services: 1.6%
Herc Rentals, Inc., 7.750%, 6/1/24(a)	35,000	38,413
The ADT Corp., 4.870%, 7/15/32(a)	50,000	47,250
The ADT Corp., 3.500%, 7/15/22	10,000	9,850
The ADT Corp., 6.250%, 10/15/21	20,000	21,900
The GEO Group, Inc., 5.870%, 10/15/24	45,000	46,237
		163,650

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Principal	Value
Telecom - Integrated/Services: 8.5%
CenturyLink, Inc., 5.620%, 4/1/20	25,000	$25,187
Cincinnati Bell, Inc., 7.000%, 7/15/24(a)	35,000	34,738
Cogent Communications Finance, Inc., 5.620%, 4/15/21(a)	65,000	65,650
Consolidated Communications, Inc., 6.500%, 10/1/22	70,000	63,000
Frontier Communications Corp., 8.870%, 9/15/20	20,000	16,800
Frontier Communications Corp., 8.500%, 4/15/20	110,000	91,300
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22(a)	110,000	124,163
Intelsat Connect Finance SA, 12.500%, 4/1/22(a)	113,000	98,875
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	50,000	47,000
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	70,000	57,225
Intelsat Luxembourg SA, 6.750%, 6/1/18	50,000	48,750
Level 3 Financing, Inc., 5.120%, 5/1/23	40,000	40,100
Uniti Group LP, 6.000%, 4/15/23(a)	70,000	68,775
Uniti Group LP, 7.120%, 12/15/24(a)	40,000	36,400
WaveDivision Escrow LLC, 8.120%, 9/1/20(a)	50,000	51,000
Windstream Services LLC, 7.750%, 10/15/20	36,000	30,420
		899,383
Telecom - Wireless: 2.4%
GTT Communications, Inc., 7.870%, 12/31/24(a)	35,000	36,925
Sprint Capital Corp., 6.870%, 11/15/28	55,000	55,344
Sprint Corp., 7.120%, 6/15/24	70,000	71,225
Sprint Corp., 7.870%, 9/15/23	40,000	42,600
Sprint Corp., 7.250%, 9/15/21	20,000	21,175
Telesat Canada, 8.870%, 11/15/24(a)	25,000	28,000
		255,269
Telecommunications Equipment: 0.4%
CommScope Technologies LLC, 5.000%, 3/15/27(a)	5,000	5,000
CommScope, Inc., 5.500%, 6/15/24(a)	40,000	41,600
		46,600
Transportation Excluding Air/Rail: 0.8%
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23(a)	30,000	33,375
The Kenan Advantage Group, Inc., 7.870%, 7/31/23(a)	45,000	46,575
		79,950
	Principal	Value
Wireless Telecommunication Services: 0.3%
United States Cellular Corp., 6.700%, 12/15/33	30,000	$31,297
Total Corporate Bonds (cost $8,460,392)		8,712,471
Convertible Bonds: 1.8%
Automotive: 0.3%
Navistar International Corp., 4.750%, 4/15/19	25,000	27,063
Oil Field Equipment & Services: 0.2%
Ensco Jersey Finance Ltd., 3.000%, 1/31/24	30,000	26,625
Telecom - Wireless: 0.7%
Gogo, Inc., 3.750%, 3/1/20	85,000	77,509
Energy - Exploration & Production: 0.6%
Comstock Resources, Inc., 7.750% Cash or 7.750% PIK, 4/1/19(b)	67,325	61,602
Total Convertible Bonds (cost $182,737)		192,799
	Shares	Value
Common Stock: 0.0%
Media - Cable: 0.0%
ACC Claims Holdings LLC(e)(f)	11,610	35
Total Common Stock (cost $237)		35

Convertible Preferred Stock: 0.5%
Health Care Providers & Services: 0.5%
Anthem, Inc.(e)	1,000	56,000
Total Convertible Preferred Stock (cost $55,084)		56,000
Mutual Fund: 9.5%
Penn Capital Defensive Floating Rate Income Fund-Institutional Shares(g)	98,780	999,648
Total Mutual Fund (cost $1,008,229)		999,648
Preferred Stock: 0.0%
Spanish Broadcasting System, Inc., 10.750% Cash or 10.750% PIK(b)(e)(f)	1	41
Total Preferred Stock (cost $613)		41
Warrant: 0.0%
Comstock Resources, Inc.(e)	138	1,166
Total Warrant (cost $0)		1,166

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
Short-Term Investment: 4.4%
Money Market Fund - 4.4%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 1.160%(h)	465,706	$465,706
Total Short-Term Investment (cost $465,706)		465,706

Total Investments - 98.6% (cost $10,172,998)		10,427,866
Other Assets and Liabilities 1.4%		149,880
Net Assets: 100.0%		$10,577,746

Percentages are stated as a percent of net assets.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2017, the value of these investments was $4,224,717, or 39.9% of total net assets.
(b)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash.
(c)	Variable rate security. The rate listed is as of December 31, 2017.
(d)	Item identified as in default as to payment of interest, the value of these investments were $0.00 or 0.0% of total net assets.
(e)	No distribution or dividend was made during the period ending December 31, 2017. As such, it is classified as a non-income producing security as of December 31, 2017.
(f)	Value determined using significant unobservable inputs.
(g)	Affiliated company. See Note 7.
(h)	Rate reported is the 7-day effective yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$10,172,998
Gross unrealized appreciation	388,978
Gross unrealized depreciation	(134,110)
Net unrealized appreciation	$254,868
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments) (Unaudited)
United States	86.41%
Canada	6.74%
Luxembourg	3.47%
France	1.98%
Cayman Islands	0.76%
United Kingdom	0.39%
Jersey	0.25%
Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)
	Principal	Value
Bank Loans: 83.1%(a)
Airline Companies: 1.2%
American Airlines, Inc., 3.570% (1 Month US LIBOR + 2.000%), 4/28/23	99,000	$98,897
United Airlines, Inc., 3.400% (3 Month US LIBOR + 2.000%), 4/1/24	248,125	248,569
		347,466
Automotive: 1.8%
Navistar, Inc., 4.900% (1 Month US LIBOR + 3.500%), 11/06/24	250,000	250,702
Octavius Corp., 4.980% (1 Month US LIBOR + 3.500%), 11/8/23	250,000	251,563
		502,265
Auto Parts & Equipment: 0.8%
Key Safety Systems, Inc., 5.890% (3 Month US LIBOR + 2.750%), 8/29/21	235,287	233,424
Building Materials: 0.9%
Quikrete Holdings, Inc., 4.320% (1 Month US LIBOR + 2.750%), 11/15/23	240,384	240,685
Building Products: 0.9%
Atkore International, Inc., 4.700% (3 Month US LIBOR + 3.000%), 12/22/23	247,500	248,738
Chemicals: 0.4%
Encapsys LLC, 4.820% (1 Month US LIBOR + 3.250%), 10/27/24	125,000	125,391
Chemical Compaines: 2.7%
HB Fuller Co., 3.750% (1 Month US LIBOR + 2.250%), 10/20/24	249,375	250,033
McAfee LLC, 6.070% (1 Month US LIBOR + 4.500%), 9/29/24	249,374	248,395
Tronox Blocked Borrower LLC, 4.690% (3 Month US LIBOR + 3.000%), 9/22/24	75,581	76,013
Tronox Finance LLC, 4.690% (3 Month US LIBOR + 3.000%), 9/22/24	174,419	175,414
		749,855
Communications Equipment: 0.7%
Polycom, Inc., 6.780% (1 Month US LIBOR + 5.250%), 9/27/23	196,854	198,002
Computer & Peripherals: 0.9%
Western Digital Corp., 3.570% (1 Month US LIBOR + 2.000%), 4/29/23	245,152	245,949
Consumer - Products: 0.8%
HLF Financing Sarl, 7.070% (1 Month US LIBOR + 5.500%), 2/15/23	235,937	235,126
	Principal	Value
Diversified Capital Goods: 1.8%
Gardner Denver, Inc., 4.440% (3 Month US LIBOR + 2.750%), 7/30/24	124,688	$125,033
Harsco Corp., 4.370% (1 Month US LIBOR + 5.000%), 12/7/24	247,500	250,284
Thermon Industries, Inc., 5.120% (1 Month US LIBOR + 3.750%), 10/30/24	125,000	125,781
		501,098
Diversified Financial Services: 0.9%
Canyon Valor Cos, Inc., 5.940% (3 Month US LIBOR + 4.250%), 6/16/23	249,375	251,973
Diversified Telecommunication Services: 0.9%
Consolidated Communications, Inc., 4.570% (1 Month US LIBOR + 3.000%), 10/5/23	249,065	244,520
Electric - Generation: 4.3%
Calpine Corp., 4.200% (3 Month US LIBOR + 2.500%), 1/15/23	243,149	242,845
Dynegy, Inc., 3.750%, (1 Month US LIBOR + 2.750% ) 2/7/24	226,893	227,839
Exgen Renewables IV LLC, 4.470% (3 Month US LIBOR + 3.000%), 11/28/24	125,000	126,250
Helix Gen Funding LLC, 5.440% (3 Month US LIBOR + 3.750%), 6/3/24	231,144	231,673
Lightstone Holdco LLC, 6.070% (1 Month US LIBOR + 4.500%), 1/30/24	14,493	14,546
Lightstone Holdco LLC, 6.070% (1 Month US LIBOR + 4.500%), 1/30/24	228,242	229,075
TerraForm Power Operating LLC, 4.150% (3 Month US LIBOR + 2.750%), 11/8/22	125,000	126,562
		1,198,790
Electronics: 0.9%
Micron Technology, Inc., 3.390% (3 Month US LIBOR + 2.000%), 4/26/22	246,250	248,326
Electric Utilities: 0.5%
Compass Power Generation LLC, 5.390% (3 Month US LIBOR + 3.750%), 12/20/24	125,000	125,729
Entertainment: 2.2%
Intrawest Resorts Holdings, Inc., 4.820% (1 Month US LIBOR + 3.250%), 7/31/24	250,000	251,720
Life Time Fitness, Inc., 4.230% (3 Month US LIBOR + 2.750%), 6/15/22	245,017	245,681
SeaWorld Parks & Entertainment, Inc., 4.690% (3 Month US LIBOR + 3.000%), 3/31/24	124,686	122,972
		620,373

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Principal	Value
Food - Wholesale: 1.8%
American Seafoods Group LLC, 4.700% (3 Month US LIBOR + 3.250%), 8/21/23	250,000	$251,562
JBS USA LUX SA, 4.100% (3 Month US LIBOR + 2.500%), 10/30/22	248,125	243,597
		495,159
Food & Drug Retailers: 0.9%
Albertson's LLC, 4.670% (3 Month US LIBOR + 3.000%), 12/21/22	246,889	241,670
Gaming: 2.3%
Boyd Gaming Corp., 3.980% (1 Week US LIBOR + 2.500%), 9/15/23	231,320	232,477
Eldorado Resorts, Inc., 3.770% (1 Month US LIBOR + 2.250%), 4/17/24	164,957	164,957
Scientific Games International, Inc., 4.700% (2 Month US LIBOR + 3.250%), 8/14/24	249,375	251,245
		648,679
Gas Utilities: 0.9%
Vistra Operations Co. LLC, 4.200% (1 Month US LIBOR + 2.750%), 12/14/23	247,500	249,181
Health Care Equipment & Supplies: 0.4%
Mallinckrodt International Finance SA, 4.440% (3 Month US LIBOR + 2.750%), 9/24/24	123,439	123,153
Health Care Providers & Services: 1.3%
Press Ganey Holdings, Inc., 4.570% (1 Month US LIBOR + 3.000%), 10/23/23	124,685	125,387
Prospect Medical Holdings, Inc., 7.500% (6 Month US LIBOR + 6.000%), 6/30/22	246,250	248,712
		374,099
Health Services: 3.5%
Acadia Healthcare Co., Inc., 4.140% (1 Month US LIBOR + 2.750%), 2/16/23	241,126	242,331
Concentra, Inc., 4.490% (3 Month US LIBOR + 3.000%), 6/1/22	239,804	240,903
Envision Healthcare Corp., 4.570% (1 Month US LIBOR + 3.000%), 12/1/23	245,028	245,538
Select Medical Corp., 4.850% (3 Month US LIBOR + 3.500%), 3/6/24	248,125	250,296
		979,068
Hotels: 0.9%
Belmond Interfin Ltd., 4.320% (1 Month US LIBOR + 2.750%), 7/3/24	248,750	248,854
Household Durables: 0.4%
Floor & Decor Outlets of America, Inc., 4.070% (1 Month US LIBOR + 2.500%), 9/30/23	125,000	125,330
	Principal	Value
Investments & Miscellaneous Financial Services: 2.7%
FinCo I LLC, 2.750% (1 Month US LIBOR + 2.750%), 12/27/22	250,000	$252,562
LPL Holdings, Inc., 3.810% (3 Month US LIBOR + 2.250%), 9/21/24	248,752	249,580
Russell Investments US Institutional Holdco, Inc., 5.940% (3 Month US LIBOR + 4.250%), 6/1/23	246,250	247,558
		749,700
IT Services: 1.8%
NAB Holdings LLC, 4.820% (1 Month US LIBOR + 3.250%), 6/30/24	248,750	249,218
PI US Borrowerco, Inc., 4.500% (1 Month US LIBOR + 3.500%), 12/20/24	250,000	249,688
		498,906
Media - Broadcast: 7.5%
Altice US Finance I Corp., 3.820% (1 Month US LIBOR + 2.250%), 7/28/25	246,267	245,088
Beasley Mezzanine Holdings LLC, 5.490% (1 Month US LIBOR + 4.000%), 11/1/23	250,000	251,250
CSC Holdings LLC, 3.740% (1 Month US LIBOR + 2.250%), 7/17/25	249,373	248,204
Gray Television, Inc., 3.610% (1 Month US LIBOR + 2.250%), 2/7/24	247,500	248,738
Radiate Holdco LLC, 4.570% (1 Month US LIBOR + 3.000%), 2/1/24	248,125	246,043
Sinclair Television Group, Inc., 3.820% (1 Month US LIBOR + 2.250%), 1/3/24	247,500	247,267
Univision Communications, Inc., 4.320% (1 Month US LIBOR + 2.750%), 3/15/24	249,324	248,354
Urban One, Inc., 5.700% (3 Month US LIBOR + 4.000%), 4/18/23	123,439	120,970
WideOpenWest Finance LLC, 4.750% (1 Month US LIBOR + 3.250%), 8/19/23	249,375	246,804
		2,102,718
Media - Cable: 0.9%
SFR Group SA, 4.350% (3 Month US LIBOR + 3.000%), 1/31/26	250,000	240,390
Metals & Mining: 1.8%
Big River Steel LLC, 6.690% (3 Month US LIBOR + 5.000%), 8/23/23	249,375	251,245
Zekelman Industries, Inc., 4.070% (3 Month US LIBOR + 2.750%), 6/14/21	246,263	247,248
		498,493
Metals/Mining Excluding Steel: 0.9%
American Rock Salt Co. LLC, 4.750% (3 Month US LIBOR + 3.750%), 5/20/21	125,000	124,740
Peabody Energy Corp., 5.070% (1 Month US LIBOR + 3.500%), 3/31/22	117,370	118,873
		243,613

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Principal	Value
Non-Food & Drug Retailers: 1.8%
G-III Apparel Group Ltd., 6.690% (2 Month US LIBOR + 5.250%), 12/1/22	250,000	$252,292
The Men's Wearhouse, Inc., 4.890% (1 Month US LIBOR + 3.500%), 6/18/21	244,843	244,691
		496,983
Other Industrial & Manufacturing: 2.5%
Harland Clarke Holdings Corp., 6.440% (3 Month US LIBOR + 4.750%), 11/3/23	248,874	249,703
RBS Global, Inc., 3.800% (1 Month US LIBOR + 2.250%), 8/21/24	250,000	250,938
XPO Logistics, Inc., 3.600% (3 Month US LIBOR + 2.250%), 11/1/21	181,427	182,388
		683,029
Packaging: 0.7%
Berry Global, Inc., 3.770% (1 Month US LIBOR + 2.250%), 10/1/22	185,988	186,639
Pharmaceuticals & Devices: 1.8%
Endo International PLC, 5.870% (1 Month US LIBOR + 4.250%), 4/27/24	248,750	249,994
Kinetic Concepts, Inc., 4.580% (3 Month US LIBOR + 3.250%), 2/3/24	248,750	247,444
Valeant Pharmaceuticals International, Inc., 4.940% (1 Month US LIBOR + 3.500%), 4/1/22	5	5
		497,443
Restaurants: 1.7%
Burger King, 3.870% (1 Month US LIBOR + 2.250%), 2/17/24	247,089	246,955
P.F. Chang's China Bistro, Inc., 6.510% (6 Month US LIBOR + 5.000%), 9/1/22	249,375	234,206
		481,161
Road & Rail: 0.4%
Daseke Cos, Inc., 6.570% (1 Month US LIBOR + 5.000%), 2/27/24	125,000	124,948
Semiconductors & Semiconductor Equipment: 0.9%
Xperi Corp., 4.820% (1 Month US LIBOR + 3.250%), 11/30/23	247,500	248,814
Software: 1.4%
Quest Software US Holdings, Inc., 6.500% (3 Month US LIBOR + 5.500%), 10/31/22	117,372	119,112
Veritas US, Inc., 6.190% (3 Month US LIBOR + 4.500%), 1/27/23	262,312	262,750
		381,862
	Principal	Value
Software/Services: 4.3%
Almonde, Inc., 4.980% (3 Month US LIBOR + 3.500%), 6/16/24	249,375	$249,981
Avaya, Inc., 6.230% (1 Month US LIBOR + 4.750%), 11/9/24	125,000	122,865
Blucora, Inc., 4.690% (3 Month US LIBOR + 3.000%), 5/22/24	230,000	230,720
First Data Corp., 3.800% (1 Month US LIBOR + 2.250%), 4/26/24	230,733	230,774
Match Group, Inc., 3.850% (2 Month US LIBOR + 2.500%), 11/16/22	109,375	110,058
MTS Systems Corp., 4.690% (1 Month US LIBOR + 3.250%), 7/5/23	238,674	240,464
		1,184,862
Special Retail: 0.9%
Staples, Inc., 5.490% (2 Month US LIBOR + 4.000%), 9/12/24	250,000	244,875
Support - Services: 3.6%
Aramark Services, Inc., 3.570% (1 Month US LIBOR + 2.000%), 3/11/25	250,000	251,173
The ServiceMaster Co. LLC, 4.070% (1 Month US LIBOR + 2.500%), 11/8/23	247,500	248,242
TruGreen LP, 5.540% (3 Month US LIBOR + 4.000%), 4/13/23	246,881	250,123
UOS LLC, 7.070% (1 Month US LIBOR + 5.500%), 4/18/23	248,750	253,725
		1,003,263
Telecom - Integrated/Services: 8.5%
CenturyLink, Inc., 6.750% (1 Month US LIBOR + 2.75%), 12/1/21	125,000	120,430
Cincinnati Bell, Inc., 5.110% (1 Month US LIBOR + 3.750%), 10/2/24	250,000	252,578
GTT Communications, Inc., 4.870% (1 Month US LIBOR + 3.250%), 1/9/24	247,500	248,737
Intelsat Jackson Holdings SA, 4.750% (3 Month US LIBOR + 3.750%), 11/27/23	250,000	244,553
Level 3 Parent LLC, 3.700% (3 Month US LIBOR + 2.250%), 2/22/24	250,000	250,000
Maxar Technologies Ltd., 4.100% (3 Month US LIBOR + 2.750%), 10/5/24	250,000	251,072
Sprint Communications, Inc., 4.120% (1 Month US LIBOR + 2.500%), 2/2/24	248,125	247,939
Telenet Financing USD LLC, 3.920% (1 Month US LIBOR + 2.500%), 3/1/26	250,000	250,650
Telesat Canada, 4.700% (3 Month US LIBOR + 3.000%), 11/17/23	246,881	247,575
UPC Financing Partnership, 3.980% (1 Month US LIBOR + 2.500%), 1/15/26	250,000	249,792
		2,363,326

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Principal	Value
Telecom - Wireless: 0.7%
Windstream Services LLC, 5.500% (1 Month US LIBOR + 4.000%), 3/30/21	222,835	$208,676
Trading Companies & Distributors: 0.9%
DXP Enterprises, Inc., 7.070% (1 Month US LIBOR + 5.500%), 8/29/23	249,375	249,998
Transportation Excluding Air/Rail: 1.8%
CB URS Holdings Corp., 6.820% (1 Month US LIBOR + 5.250%), 10/19/24	124,063	124,838
Deck Chassis Acquisition, Inc., 7.520% (1 Month US LIBOR + 6.000%), 6/15/23	125,000	126,875
YRC Worldwide, Inc., 10.070% (1 Month US LIBOR + 8.500%), 7/26/22	248,116	246,786
		498,499
Water Utilities: 0.6%
EWT Holdings III Corp., 4.690% (3 Month US LIBOR + 3.000%), 12/15/23	158,252	158,779
Total Bank Loans (cost $23,005,183)		23,149,880

Corporate Bonds: 11.7%
Automotive: 0.5%
Penske Automotive Group, Inc., 3.750%, 8/15/20	130,000	132,438
Building & Construction: 0.4%
Lennar Corp., 4.120%, 1/15/22	110,000	112,200
Chemicals: 0.2%
CF Industries, Inc., 7.120%, 5/1/20	47,000	51,183
Commercial Services & Supplies: 0.4%
Matthews International Corp., 5.250%, 12/1/25(b)	100,000	101,000
Computer Hardware: 0.8%
Dell International LLC, 5.870%, 6/15/21(b)	100,000	103,750
Western Digital Corp., 10.500%, 4/1/24	100,000	115,875
		219,625
Consumer/Commercial/Lease Financing: 0.4%
Navient Corp., 8.000%, 3/25/20	100,000	108,125
Electric - Generation: 0.4%
NRG Energy, Inc., 6.250%, 7/15/22	115,000	119,600
Electric - Integrated: 0.4%
Dynegy, Inc., 5.870%, 6/1/23	125,000	126,562
Energy - Exploration & Production: 0.3%
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	76,000	77,425
Entertainment: 0.5%
NCL Corp. Ltd., 4.750%, 12/15/21(b)	125,000	129,375
Food & Drug Retailers: 0.2%
Ingles Markets, Inc., 5.750%, 6/15/23	70,000	70,875
	Principal	Value
Gas Distribution: 1.0%
NGL Energy Partners LP, 5.120%, 7/15/19	130,000	$132,275
Tallgrass Energy Partners LP, 5.500%, 9/15/24(b)	145,000	148,806
		281,081
Health Services: 0.4%
Universal Hospital Services, Inc., 7.620%, 8/15/20	120,000	120,000
Hospitals: 0.5%
HCA, Inc., 7.500%, 2/15/22	125,000	140,625
Household & Leisure Products/Durables: 0.5%
Tempur Sealy International, Inc., 5.620%, 10/15/23	125,000	130,000
Investments & Miscellaneous Financial Services: 0.4%
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	102,250
Media - Diversified: 0.4%
Videotron Ltd., 5.000%, 7/15/22	100,000	105,250
Metals/Mining Excluding Steel: 0.2%
Peabody Energy Corp., 6.000%, 3/31/22(b)	65,000	67,438
Pharmaceuticals & Devices: 1.0%
Mallinckrodt International Finance SA, 4.870%, 4/15/20(b)	70,000	67,200
Valeant Pharmaceuticals International, Inc., 7.500%, 7/15/21(b)	140,000	142,625
Valeant Pharmaceuticals International, Inc., 5.870%, 5/15/23(b)	75,000	69,469
		279,294
Support - Services: 0.4%
CoreCivic, Inc., 4.120%, 4/1/20	110,000	111,650
Telecom - Integrated/Services: 2.4%
Frontier Communications Corp., 8.120%, 10/1/18	195,000	194,249
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22(b)	115,000	129,806
Hughes Satellite Systems Corp., 7.620%, 6/15/21	125,000	138,125
Qwest Corp., 6.750%, 12/1/21	125,000	134,596
Uniti Group LP, 6.000%, 4/15/23(b)	80,000	78,600
		675,376
Total Corporate Bonds (cost $3,221,684)		3,261,372

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Shares	Value
Short-Term Investment: 7.1%
Money Market Fund - 7.1%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 1.160%(c)	1,990,278	$1,990,278
Total Short-Term Investment (cost $1,990,278)		1,990,278

Total Investments - 101.9% (cost $28,217,145)		28,401,530
Liabilities in Excess of Other Assets (1.9)%		(535,193)
Net Assets: 100.0%		$27,866,337

Percentages are stated as a percent of net assets.

(a)	Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2017, the value of these investments was $1,038,069, or 3.7% of total net assets.
(c)	Rate reported is the 7-day effective yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$28,217,145
Gross unrealized appreciation	250,798
Gross unrealized depreciation	(66,413)
Net unrealized appreciation	$184,385
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments) (Unaudited)
United States	98.19%
Canada	1.12%
Bermuda	0.45%
Luxembourg	0.24%
Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)
	Principal	Value
Corporate Bonds: 83.7%
Aerospace: 2.1%
Bombardier, Inc., 8.750%, 12/1/21(a)	75,000	$82,500
Bombardier, Inc., 7.750%, 3/15/20(a)	95,000	102,125
		184,625
Airline Companies: 0.4%
Air Canada, 7.750%, 4/15/21(a)	30,000	34,200
Airline Cos: 2.7%
American Airlines Group, Inc., 6.120%, 6/1/18	95,000	96,188
American Airlines Group, Inc., 5.500%, 10/1/19(a)	65,000	66,787
United Continental Holdings, Inc., 6.370%, 6/1/18	75,000	75,937
		238,912
Airlines Cos: 0.9%
Allegiant Travel Co., 5.500%, 7/15/19	80,000	81,800
Auto Parts & Equipment: 1.5%
American Axle & Manufacturing, Inc., 7.750%, 11/15/19	45,000	49,050
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	75,000	85,688
		134,738
Automotive: 2.9%
Fiat Chrysler Automobiles NV, 4.500%, 4/15/20	200,000	205,170
Penske Automotive Group, Inc., 3.750%, 8/15/20	45,000	45,844
		251,014
Banking: 3.1%
Ally Financial, Inc., 8.000%, 12/31/18	75,000	78,562
Ally Financial, Inc., 3.750%, 11/18/19	60,000	60,756
Ally Financial, Inc., 8.000%, 3/15/20	60,000	66,150
Ally Financial, Inc., 4.120%, 2/13/22	60,000	61,338
		266,806
Banks: 1.0%
CIT Group, Inc., 5.370%, 5/15/20	80,000	84,500
Building & Construction: 1.1%
CalAtlantic Group, Inc., 8.370%, 5/15/18	30,000	30,600
Lennar Corp., 6.950%, 6/1/18	30,000	30,563
Toll Brothers Finance Corp., 6.750%, 11/1/19	35,000	37,625
		98,788
Chemicals: 0.7%
CF Industries, Inc., 7.120%, 5/1/20	54,000	58,806
Chemical Companies: 0.5%
Huntsman International LLC, 4.870%, 11/15/20	40,000	41,600
	Principal	Value
Computer Hardware: 3.5%
Dell, Inc., 5.650%, 4/15/18	40,000	$40,241
EMC Corp., 2.650%, 6/1/20	150,000	148,090
Western Digital Corp., 10.500%, 4/1/24	100,000	115,875
		304,206
Consumer/Commercial/Lease Financing: 4.0%
International Lease Finance Corp., 6.250%, 5/15/19	70,000	73,347
Navient Corp., 8.450%, 6/15/18	40,000	41,020
Navient Corp., 8.000%, 3/25/20	180,000	194,625
Navient Corp., 6.500%, 6/15/22	40,000	41,960
		350,952
Consumer/Commerical/Lease Financing: 0.7%
Aircastle Ltd., 6.250%, 12/1/19	55,000	58,025
Containers & Packaging: 0.5%
Sealed Air Corp., 6.500%, 12/1/20(a)	40,000	43,800
Diversified Capital Goods: 0.7%
Anixter, Inc., 5.620%, 5/1/19	60,000	61,875
Electric - Generation: 2.3%
DPL, Inc., 6.750%, 10/1/19	55,000	57,612
Dynegy, Inc., 7.370%, 11/1/22	40,000	42,200
NRG Energy, Inc., 6.250%, 7/15/22	95,000	98,800
		198,612
Energy - Exploration & Production: 3.1%
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	37,000	37,694
Comstock Resources, Inc., 10.000% Cash or 12.000% PIK, 3/15/20	45,000	46,406
Oasis Petroleum, Inc., 6.500%, 11/1/21	55,000	56,169
Resolute Energy Corp., 8.500%, 5/1/20	65,000	66,137
WPX Energy, Inc., 7.500%, 8/1/20	55,000	59,538
		265,944
Energy Equipment & Services: 0.6%
Rowan Cos, Inc., 7.870%, 8/1/19	50,000	53,500
Food - Wholesale: 0.9%
JBS USA LUX SA, 7.250%, 6/1/21(a)	40,000	40,650
JBS USA LUX SA, 8.250%, 2/1/20(a)	40,000	40,120
		80,770
Gaming: 2.0%
GLP Capital LP / GLP Financing II, Inc., 4.370%, 4/15/21	20,000	20,550
MGM Resorts International, 6.750%, 10/1/20	80,000	86,400
MGM Resorts International, 8.620%, 2/1/19	40,000	42,400
Scientific Games International, Inc., 10.000%, 12/1/22	25,000	27,438
		176,788

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Principal	Value
Gas Distribution: 6.3%
DCP Midstream Operating LP, 9.750%, 3/15/19(a)	80,000	$86,500
DCP Midstream Operating LP, 5.350%, 3/15/20(a)	115,000	119,888
NGL Energy Partners LP, 5.120%, 7/15/19	95,000	96,662
Rockies Express Pipeline LLC, 5.620%, 4/15/20(a)	145,000	151,888
Sunoco LP, 6.250%, 4/15/21	40,000	41,580
Sunoco LP, 5.500%, 8/1/20	50,000	51,456
		547,974
Health Services: 2.1%
Fresenius Medical Care US Finance II, Inc., 5.620%, 7/31/19(a)	65,000	67,989
Kindred Healthcare, Inc., 8.000%, 1/15/20	15,000	16,252
Universal Hospital Services, Inc., 7.620%, 8/15/20	95,000	95,000
		179,241
Hospitals: 5.5%
HCA Healthcare, Inc., 6.250%, 2/15/21	40,000	42,400
HCA, Inc., 7.500%, 2/15/22	100,000	112,500
HCA, Inc., 6.500%, 2/15/20	80,000	84,800
HCA, Inc., 3.750%, 3/15/19	85,000	85,744
Tenet Healthcare Corp., 6.000%, 10/1/20	140,000	148,022
		473,466
Household Durables: 0.9%
KB Home, 8.000%, 3/15/20	75,000	82,125
Household Products: 0.5%
HRG Group, Inc., 7.870%, 7/15/19	40,000	40,080
Investments & Misc Financial Services: 3.5%
Icahn Enterprises LP, 4.870%, 3/15/19	50,000	50,010
Icahn Enterprises LP, 6.000%, 8/1/20	245,000	251,964
		301,974
Media - Cable: 4.6%
CSC Holdings LLC, 7.620%, 7/15/18	35,000	35,787
CSC Holdings LLC, 6.750%, 11/15/21	60,000	64,350
DISH DBS Corp., 6.750%, 6/1/21	100,000	105,125
DISH DBS Corp., 7.870%, 9/1/19	110,000	117,700
Cablevision Systems Corp., 7.750%, 4/15/18	75,000	75,937
		398,899
Media - Services: 0.9%
Clear Channel Worldwide Holdings, Inc., 7.620%, 3/15/20	80,000	78,400
	Principal	Value
Metals/Mining Excluding Steel: 2.6%
Freeport-McMoRan, Inc., 3.100%, 3/15/20	105,000	$104,344
Freeport-McMoRan, Inc., 2.370%, 3/15/18	55,000	54,931
Peabody Energy Corp., 6.000%, 3/31/22(a)	65,000	67,438
		226,713
Nondepository Credit Intermediation: 0.8%
Nationstar Mortgage LLC, 6.500%, 7/1/21	65,000	65,894
Non-Food & Drug Retailers: 2.5%
GameStop Corp., 6.750%, 3/15/21(a)	75,000	78,375
GameStop Corp., 5.500%, 10/1/19(a)	75,000	76,219
L Brands, Inc., 8.500%, 6/15/19	55,000	59,744
		214,338
Oil Field Equipment & Services: 1.8%
Nabors Industries, Inc., 4.620%, 9/15/21	20,000	19,050
Nabors Industries, Inc., 9.250%, 1/15/19	47,000	49,820
Pride International LLC, 8.500%, 6/15/19	40,000	42,300
SESI LLC, 7.120%, 12/15/21	20,000	20,500
Transocean, Inc., 8.370%, 12/15/21	20,000	21,600
		153,270
Oil Refining & Marketing: 0.5%
PBF Holding Co. LLC, 7.000%, 11/15/23	40,000	41,750
Oil, Gas & Consumable Fuels: 0.5%
Energy Transfer Equity LP, 7.500%, 10/15/20	40,000	44,000
Packaging: 0.6%
Greif, Inc., 7.750%, 8/1/19	50,000	53,375
Pharmaceuticals & Devices: 1.9%
Mallinckrodt International Finance SA, 3.500%, 4/15/18(a)	40,000	39,800
Mallinckrodt International Finance SA, 4.870%, 4/15/20(a)	60,000	57,600
Valeant Pharmaceuticals International, Inc., 5.370%, 3/15/20(a)	65,000	65,163
		162,563
Steel Producers & Products: 1.4%
United States Steel Corp., 7.370%, 4/1/20	110,000	119,350
Steel Producers/Products: 0.8%
AK Steel Corp., 7.620%, 10/1/21	65,000	67,437
Support - Services: 2.5%
The ADT Corp., 5.250%, 3/15/20	75,000	78,281
The ADT Corp., 6.250%, 10/15/21	55,000	60,225
CoreCivic, Inc., 4.120%, 4/1/20	75,000	76,125
		214,631

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (UNAUDITED)

	Principal	Value
Telecom - Integrated/Services: 4.6%
CenturyLink, Inc., 5.620%, 4/1/20	40,000	$40,300
Frontier Communications Corp., 8.120%, 10/1/18	120,000	119,538
Frontier Communications Corp., 7.120%, 3/15/19	20,000	19,200
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22(a)	35,000	39,506
Hughes Satellite Systems Corp., 6.500%, 6/15/19	65,000	67,925
Hughes Satellite Systems Corp., 7.620%, 6/15/21	35,000	38,675
Qwest Corp., 6.750%, 12/1/21	72,000	77,527
		402,671
Telecom - Wireless: 3.7%
Sprint Capital Corp., 6.900%, 5/1/19	80,000	83,700
Sprint Corp., 7.250%, 9/15/21	55,000	58,231
Sprint Communications, Inc., 7.000%, 8/15/20	170,000	180,200
		322,131
Total Corporate Bonds (cost $7,298,463)		7,260,543

Asset-Backed Security: 0.5%
Airline Companies: 0.5%
Continental Airlines 2012-3 Class C Pass Through Trust, 6.120%, 4/29/18	40,000	40,420
Total Asset-Backed Security (cost $40,445)		40,420

Mutual Fund: 9.6%
Penn Capital Defensive Floating Rate Income Fund-Institutional Class(b)	82,395	833,839
Total Mutual Fund (cost $841,260)		833,839
	Shares	Value
Short-Term Investment: 5.4%
Money Market Fund - 5.4%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 1.160%(c)	470,226	470,226
Total Short-Term Investment (cost $470,226)		470,226

Total Investments - 99.2% (cost $8,650,394)		8,605,028
Other Assets and Liabilities 0.8%		65,469
Net Assets: 100.0%		$8,670,497

Percentages are stated as a percent of net assets.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2017, the value of these investments was $1,260,548, or 14.5% of total net assets.
(b)	Affiliated company. See Note 7.
(c)	Rate reported is the 7-day effective yield as of December 31, 2017.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$8,650,394
Gross unrealized appreciation	15,256
Gross unrealized depreciation	(60,622)
Net unrealized depreciation	$(45,366)
*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.
Country Exposure (as a percentage of total investments) (Unaudited)
United States	92.26%
Canada	3.30%
Netherlands	2.38%
Luxembourg	1.13%
Bermuda	0.68%
Cayman Islands	0.25%
Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2017 (UNAUDITED)

	Penn Capital Managed Alpha SMID Cap Equity Fund	Penn Capital Special Situations Small Cap Equity Fund	Penn Capital Multi-Credit High Income Fund	Penn Capital Defensive Floating Rate Income Fund	Penn Capital Defensive Short Duration High Income Fund
Assets
Investments, at fair value(1)
Unaffiliated issuers	$13,639,577	$20,120,861	$9,428,218	$28,401,530	$7,771,189
Affiliated mutual fund (See Note 7)	—	—	999,648	—	833,839
Receivables:
Advisor reimbursement due	2,900	306	12,543	11,743	11,717
Dividends and interest	8,276	4,543	158,853	187,441	121,047
Investments sold	—	—	—	548,279	—
Fund shares sold	—	59,825	29,950	—	—
Cash	309	—	—	—	—
Other assets	10,194	15,309	8,317	13,079	99
Total assets	13,661,256	20,200,844	10,637,529	29,162,072	8,737,891

Liabilities
Payables:
Investments purchased	—	—	—	1,246,040	—
Fund shares redeemed	10,000	—	—	—	—
Accrued expenses:
Professional fees	10,740	10,660	14,126	11,607	22,860
Administration fees	14,475	14,313	23,861	7,552	22,532
Custody fees	979	2,140	901	806	1,856
Transfer agent fees and expenses	6,538	7,186	6,152	9,487	7,066
Trustee fees and expenses	2,297	4,709	1,961	5,134	969
Other accrued expenses	14,570	2,920	12,782	15,109	12,111
Total liabilities	59,599	41,928	59,783	1,295,735	67,394
Net assets	$13,601,657	$20,158,916	$10,577,746	$27,866,337	$8,670,497

Composition of Net Assets
Paid-in capital	$10,447,863	$17,717,928	$10,368,355	$27,705,301	$8,744,566
Accumulated net investment income (loss)	(18,160)	(72,722)	(12,937)	11,872	(10,102)
Accumulated net realized gain (loss) on investments	389,928	(117,031)	(32,540)	(35,221)	(18,601)
Net unrealized appreciation (depreciation) on investments	2,782,026	2,630,741	254,868	184,385	(45,366)
Net assets	$13,601,657	$20,158,916	$10,577,746	$27,866,337	$8,670,497

Institutional Class
Net assets applicable to outstanding shares	$13,601,657	$20,158,916	$10,577,746	$27,866,337	$8,670,497
Shares of beneficial interest outstanding, no par value, unlimited authorization	1,038,900	1,717,219	1,038,599	2,754,476	876,922
Net asset value per share outstanding	$13.09	$11.74	$10.18	$10.12	$9.89

Investor Class(2)
Net assets applicable to outstanding shares	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—	—	—
Net asset value per share outstanding	$—	$—	$—	$—	$—
_________ (1) Investment in securities at cost
Unaffiliated issuers	$10,857,551	$17,490,120	$9,164,769	$28,217,145	$7,809,134
Affiliated mutual fund (See Note 7)	—	—	1,008,229		841,260
(2) No information is provided for Investor Share Class shares because shares of that Class had not yet been issued as of December 31, 2017.

The accompanying Notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF OPERATIONS
DECEMBER 31, 2017 (UNAUDITED)

Investment Income (Loss)	Penn Capital Managed Alpha SMID Cap Equity Fund July 1, 2017 - December 31, 2017	Penn Capital Special Situations Small Cap Equity Fund July 1, 2017 - December 31, 2017	Penn Capital Multi-Credit High Income Fund July 1, 2017 - December 31, 2017	Penn Capital Defensive Floating Rate Income Fund July 1, 2017 - December 31, 2017	Penn Capital Defensive Short Duration High Income Fund July 17, 2017* - December 31, 2017
Income
Dividends
Unaffiliated dividends	$44,253	$42,099	$—	$—	$—
Dividend distributions from affiliated mutual fund (See Note 7)	—	—	12,238	—	11,263
Short-term capital gain distribution from affiliated mutual fund (See Note 7)	—	—	5,722	—	4,773
Interest	2,026	1,776	326,563	649,690	93,502
Total income	46,279	43,875	344,523	649,690	109,538

Expenses
Investment advisory fees	54,712	101,621	32,820	77,293	11,008
Administration and accounting	28,403	28,805	45,971	53,737	36,811
Professional fees	20,138	20,119	23,874	24,772	23,910
Registration	16,588	16,647	16,619	17,046	11,624
Transfer agent expense	10,956	12,453	10,300	14,492	10,440
Compliance fees	7,048	6,387	6,974	7,105	5,984
Custodian	3,110	4,923	3,687	4,941	4,090
Trustees	2,960	5,624	2,537	6,747	2,209
Insurance	2,248	4,078	1,765	4,832	459
Shareholder communication	109	1,723	261	129	582
Shareholder servicing fees	37	2,716	642	1,739	—
Miscellaneous	7	44	7	7	14
Total expenses	146,316	205,140	145,457	212,840	107,131
Expense waiver and reimbursement from Advisor	(81,877)	(88,543)	(111,134)	(124,259)	(91,487)
Net expenses	64,439	116,597	34,323	88,581	15,644
Net investment income (loss)	(18,160)	(72,722)	310,200	561,109	93,894

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Unaffiliated issuers	384,425	986,180	(7,906)	(34,504)	(18,826)
Long-term capital gain distribution from affiliated mutual fund	—	—	269	—	225
Net change in unrealized appreciation (depreciation)	1,239,949	1,649,258	(39,944)	12,046	(45,366)
Net realized and unrealized gain (loss) on investments	1,624,374	2,635,438	(47,581)	(22,458)	(63,967)
Net increase in net assets resulting from operations	$1,606,214	$2,562,716	$262,619	$538,651	$29,927
_________ * Commencement of operations.

The accompanying Notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
DECEMBER 31, 2017 (UNAUDITED)

	Penn Capital Managed Alpha SMID Cap Equity Fund		Penn Capital Special Situations Small Cap Equity Fund		Penn Capital Multi-Credit High Income Fund		Penn Capital Defensive Floating Rate Income Fund		Penn Capital Defensive Short Duration High Income Fund
Increase (Decrease) in Net Assets	July 1, 2017 - December, 2017	July 1, 2016 - June 30, 2017	July 1, 2017 - December, 2017	July 1, 2016 - June 30, 2017	July 1, 2017 - December, 2017	July 1, 2016 - June 30, 2017	July 1, 2017 - December, 2017	July 1, 2016 - June 30, 2017	July 17, 2017* - December, 2017
Operations
Net investment income (loss)	$(18,160)	$(29,053)	$(72,722)	$(78,582)	$310,200	$603,650	$561,109	$844,177	$93,894
Net realized gain (loss) on investments:
Unaffiliated issuers	384,425	324,087	986,180	1,733,389	(7,906)	366,485	(34,504)	228,049	(18,826)
Long-term capital gain distribution from affiliated mutual fund	—	—	—	—	269	—	—	—	225
Net change in unrealized appreciation (depreciation)	1,239,949	1,669,969	1,649,258	408,497	(39,944)	99,903	12,046	73,586	(45,366)
Net increase in net assets resulting from operations	1,606,214	1,965,003	2,562,716	2,063,304	262,619	1,070,038	538,651	1,145,812	29,927

Dividends and distributions to shareholders
From net investment income
Institutional Class	—	—	—	—	(372,938)	(596,135)	(629,036)	(826,690)	(103,996)
From realized gain
Institutional Class	(217,398)	—	(2,239,983)	(850,482)	(222,565)	—	(167,015)	(95,164)	—
Total dividends and distributions to shareholders	(217,398)	—	(2,239,983)	(850,482)	(595,503)	(596,135)	(796,051)	(921,854)	(103,996)

Capital share transactions
Net proceeds from sale of shares	1,166,867	240,732	4,545,371	12,938,608	1,770,514	457,456	3,005,403	6,674,297	8,641,582
Dividends and distributions reinvested	217,014	—	2,233,477	845,459	571,680	558,116	792,325	916,744	103,996
Cost of shares redeemed**	(198,412)	(640,048)	(8,809,759)	(1,684,172)	(203,128)	(560,783)	(705,343)	(1,408,771)	(1,012)
Net increase (decrease) in net assets resulting from capital share transactions	1,185,469	(399,316)	(2,030,911)	12,099,895	2,139,066	454,789	3,092,385	6,182,270	8,744,566
Net increase (decrease) in net assets	2,574,285	1,565,687	(1,708,178)	13,312,717	1,806,182	928,692	2,834,985	6,406,228	8,670,497

Net Assets
Beginning of period	11,027,372	9,461,685	21,867,094	8,554,377	8,771,564	7,842,872	25,031,352	18,625,124	—
End of period	$13,601,657	$11,027,372	$20,158,916	$21,867,094	$10,577,746	$8,771,564	$27,866,337	$25,031,352	$8,670,497
_________ ** Net of redemption fees of:	$—	$—	$495	$1,853	$—	$51	$—	$—	$—
Accumulated net investment income (loss) at the end of period	$(18,160)	$(51,724)	$(72,722)	$(78,582)	$(12,937)	$49,801	$11,872	$79,799	$(10,102)
* Commencement of operations.

The accompanying Notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
FINANCIAL HIGHLIGHTS
DECEMBER 31, 2017 (UNAUDITED)

	Per Common Share Data(a)												Supplemental data and ratios
		Income from investment operations					Distributions to shareholders

Penn Capital Managed Alpha SMID Cap Equity Fund
Institutional Class
7/1/17 to 12/31/17	$11.73	(0.02)	1.59		1.57		—	(0.21)	(0.21)	$13.09	13.43	%(d)	$13,602	1.06%		2.41%	(0.30)%		(1.65)%	31	%(d)
7/1/16 to 6/30/17	$9.65	(0.02)	2.10		2.08		—	—	—	$11.73	21.55%		$11,027	1.06%		2.63%	(0.29)%		(1.86)%	91%
12/1/15(e) to 6/30/16	$10.00	(0.03)	(0.32)		(0.35)		—	—	—	$9.65	(3.50	)%(d)	$9,462	1.06%		3.74%	(0.53)%		(3.21)%	70	%(d)

Penn Capital Special Situations Small Cap Equity Fund
Institutional Class
7/1/17 to 12/31/17	$11.71	(0.04)	1.47		1.43	(f)	—	(1.40)	(1.40)	$11.74	12.19	%(d)	$20,159	1.09%		1.92%	(0.68)%		(1.51)%	50	%(d)
7/1/16 to 6/30/17	$10.32	(0.04)	2.24		2.20	(f)	—	(0.81)	(0.81)	$11.71	21.52%		$21,867	1.09%		2.19%	(0.54)%		(1.64)%	101%
12/18/15(e) to 6/30/16	$10.00	(0.02)	0.34		0.32		—	—	—	$10.32	3.20	%(d)	$8,554	1.09%		5.63%	(0.48)%		(5.02)%	102	%(d)

Penn Capital Multi-Credit High Income Fund
Institutional Class
7/1/17 to 12/31/17	$10.52	0.32	(0.04)		0.28		(0.40)	(0.22)	(0.62)	$10.18	2.73	%(d)	$10,578	0.69%		2.94%	6.19%		3.94%	38	%(d)
7/1/16 to 6/30/17	$9.95	0.73	0.56		1.29	(f)	(0.72)	—	(0.72)	$10.52	13.36%		$8,772	0.72%		3.25%	7.01%		4.48%	79%
12/1/15(e) to 6/30/16	$10.00	0.35	(0.10)		0.25		(0.30)	—	(0.30)	$9.95	2.66	%(d)	$7,843	0.72%		5.14%	6.34%		1.92%	62	%(d)

Penn Capital Defensive Floating Rate Income Fund
Institutional Class
7/1/17 to 12/31/17	$10.21	0.21	(0.00	)(g)	0.21		(0.24)	(0.06)	(0.30)	$10.12	2.09	%(d)	$27,866	0.66	%(h)	1.58%	4.16	%(h)	3.24%	43	%(d)
7/1/16 to 6/30/17	$10.09	0.40	0.17		0.57		(0.40)	(0.05)	(0.45)	$10.21	5.66%		$25,031	0.74%		1.95%	3.90%		2.69%	108%
12/1/15(e) to 6/30/16	$10.00	0.14	0.06		0.20		(0.11)	—	(0.11)	$10.09	1.99	%(d)	$18,625	0.74%		2.77%	2.56%		0.53%	43	%(d)

Penn Capital Defensive Short Duration High Income Fund
Institutional Class
7/17/17(e) to 12/31/17	$10.00	0.13	(0.10)		0.03		(0.14)	—	(0.14)	$9.89	0.35	%(d)	$8,670	0.54%		3.77%	3.24%		0.01%	25	%(d)
*	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2017.
(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Not annualized.
(e)	Commencement of operations.
(f)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
(g)	The amount represents less than $0.01 per share.
(h)	Expense waiver of 0.64% was implemented on July 31, 2017.

The accompanying Notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
 DECEMBER 31, 2017

1. Organization (Unaudited)

PENN Capital Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust currently offers five series: the Penn Capital Managed Alpha SMID Cap Equity Fund, the Penn Capital Special Situations Small Cap Equity Fund, the Penn Capital Multi-Credit High Income Fund, the Penn Capital Defensive Floating Rate Income Fund and the Penn Capital Defensive Short Duration High Income Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services- Investment Companies.”

The Penn Capital Alpha SMID Cap Equity Fund and Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation.

A privately offered fund managed by PENN Capital Management Company, Inc. (the “Advisor”) reorganized into the Penn Capital Alpha SMID Cap Equity Fund after the close of business on November 30, 2015, with the Penn Capital Alpha SMID Cap Equity Fund commencing operations on December 1, 2015. The reorganization consisted of the transfer of the assets and stated liabilities of the private fund to the Penn Capital Alpha SMID Cap Equity Fund in exchange for Institutional Class shares of the Penn Capital Alpha SMID Cap Equity Fund, which were then distributed to the private fund partners. The reorganization was non-taxable, whereby the Fund issued 1,054,790 shares. The fair value and cost of securities, for tax purposes, received by the Fund was $10,185,471 and $10,120,793 respectively. In addition, the Fund received $362,428 of cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value.

The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 18, 2015.

The Penn Capital Multi-Credit High Income Fund’s investment objective is to seek to provide total return through interest income and capital appreciation.

A privately offered fund managed by the Advisor reorganized into the Penn Capital Multi-Credit High Income Fund after the close of business on November 30, 2015, with the Penn Capital Multi-Credit High Income Fund commencing operations on December 1, 2015. The reorganization consisted of the transfer of the assets and stated liabilities of the private fund to the Penn Capital Multi-Credit High Income Fund in exchange for Institutional Class shares of the Penn Capital Multi-Credit High Income Fund, which were then distributed to the private fund partners. The reorganization was non-taxable, whereby the Fund issued 561,214 shares. The fair value and cost of securities, for tax purposes, received by the Fund was $4,879,311. Certain investments cost basis were adjusted to the limitation of built in losses for tax purposes. In addition, the Fund received $732,828 of cash, receivables and accrued interest. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value.

The Penn Capital Defensive Floating Rate Income Fund’s investment objective is to seek to provide current income. The Penn Capital Defensive Floating Rate Income Fund commenced operations on December 1, 2015.

The Penn Capital Defensive Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Defensive Short Duration High Income Fund commenced operations on July 17, 2017.

Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Advisor serves as the investment advisor to the Funds.

The Trust offers two classes of shares for the Penn Capital Managed Alpha SMID Cap Equity Fund, the Penn Capital Special Situations Small Cap Equity Fund, the Penn Capital Multi-Credit High Income Fund and the Penn Capital Defensive Floating Rate Income Fund: Institutional and Investor Class. The Trust has registered 3 other series, each with one class: the Penn Capital Defensive Short Duration High Income Fund, the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund: Institutional Class. No information is provided in this report for the Investor Class shares because shares of that class had not yet been issued as of December 31, 2017. None of these classes has a front-end or back-end sales charge. The Penn Capital Micro Cap Equity Fund and Penn Capital Enterprise Value Small Cap Equity Fund have not commenced operations as of the date of this Report.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

2. Significant Accounting Policies (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of December 31, 2017 in valuing each Fund’s investments:

Penn Capital Managed Alpha SMID Cap Equity Fund Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,429,776	$—	$—	$12,429,776
Real Estate Investment Trusts (REITs)	841,961	—	—	841,961
Short-Term Investment	367,840	—	—	367,840
Total Investments in Securities	$13,639,577	$—	$—	$13,639,577

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

Penn Capital Special Situations Small Cap Equity Fund Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$289,411	$—	$—	$289,411
Banks	2,315,413	—	—	2,315,413
Biotechnology	243,393	—	—	243,393
Building Products	247,992	—	—	247,992
Capital Markets	478,448	—	—	478,448
Chemicals	405,393	—	—	405,393
Construction Materials	352,600	—	—	352,600
Diversified Consumer Services	309,411	—	—	309,411
Energy Equipment & Services	1,243,697	—	—	1,243,697
Health Care Equipment & Supplies	840,197	—	—	840,197
Health Care Providers & Services	427,951	—	—	427,951
Hotels, Restaurants & Leisure	1,895,700	—	—	1,895,700
Household Durables	331,968	—	—	331,968
Independent Power and Renewable Electricity Producers	323,801	—	—	323,801
Internet Software & Services	1,694,372	—	—	1,694,372
IT Services	682,730	—	—	682,730
Life Sciences Tools & Services	235,824	—	—	235,824
Machinery	1,370,280	—	—	1,370,280
Media	2,169,815	93	—	2,169,908
Metals & Mining	289,008	—	—	289,008
Oil, Gas & Consumable Fuels	697,310	—	—	697,310
Pharmaceuticals	281,660	—	—	281,660
Road & Rail	283,001	—	—	283,001
Semiconductors & Semiconductor Equipment	527,941	—	—	527,941
Software	595,893	—	—	595,893
Specialty Retail	349,208	—	—	349,208
Textiles, Apparel & Luxury Goods	229,382	—	—	229,382
Thrifts & Mortgage Finance	288,727	—	—	288,727
Trading Companies & Distributors	430,848	—	—	430,848
Total Common Stocks	19,831,374	93	—	19,831,467
Short-Term Investment	289,394	—	—	289,394
Total Investments in Securities	$20,120,768	93	—	$20,120,861
Penn Capital Multi-Credit High Income Fund Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$8,712,471	$—	$8,712,471
Convertible Bonds	—	192,799	—	192,799
Common Stock	—	—	35	35
Convertible Preferred Stock	56,000	—	—	56,000
Mutual Fund	999,648	—	—	999,648
Preferred Stock	—	—	41	41
Warrant	—	1,166	—	1,166
Short-Term Investment	465,706	—	—	465,706
Total Investments in Securities	$1,521,354	$8,906,436	$76	$10,427,866

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

Penn Capital Defensive Floating Rate Income Fund Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$23,149,880	$—	$23,149,880
Corporate Bonds	—	3,261,372	—	3,261,372
Short-Term Investment	1,990,278	—	—	1,990,278
Total Investments in Securities	$1,990,278	$26,411,252	$—	$28,401,530
Penn Capital Defensive Short Duration High Income Fund Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$7,260,543	$—	$7,260,543
Asset-Backed Security	—	40,420	—	40,420
Mutual Fund	833,839	—	—	833,839
Short-Term Investment	470,226	—	—	470,226
Total Investments in Securities	$1,304,065	$7,300,963	$—	$8,605,028
(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of December 31, 2017:

Type of Assets	Fair Value as of December 31, 2017	Valuation Techniques	Unobservable Input
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$35	Broker Quote(a)	N/A

Preferred Stock
Spanish Broadcasting Systems, Inc.	41	Broker Quote(a)	N/A
(a)	Unaudited

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2017	Purchases	Sales	Accretion of Discount	Net Realized Gain/Loss	Balance as of December 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held as of December 31, 2017
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$44	$—	$—	$—	$—	$35	$(9)

Preferred Stock
Spanish Broadcasting Systems, Inc.	32	—	—	—	—	41	9

The Funds disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended December 31, 2017.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

B. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Expenses

The Trust’s expenses are allocated to the individual Fund in proportion to the net assets of the respective Fund when the expenses were incurred, except where direct allocations of expenses can be made.

D. Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. Dividends and Distributions

Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Multi-Credit High Income Fund, the Penn Capital Defensive Floating Rate Income Fund and the Penn Capital Defensive Short Duration High Income Fund declare and distribute their net investment income, if any, monthly and make distributions of their net realized capital gains, if any, at least annually, usually in December. The Penn Capital Managed Alpha SMID Cap Equity Fund and the Penn Capital Special Situations Small Cap Equity Fund declare and distribute their net investment income, if any, annually and make distributions of net realized capital gains, if any, at least annually, usually in December.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

F. Federal Income Taxes

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

G. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

3. Agreements and Related Party Transactions

Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

Penn Capital Managed Alpha SMID Cap Equity Fund	0.90%
Penn Capital Special Situations Small Cap Equity Fund	0.95%
Penn Capital Multi-Credit High Income Fund	0.69%
Penn Capital Defensive Floating Rate Income Fund	0.55%*
Penn Capital Defensive Short Duration High Income Fund	0.45%
*	Advisor fee reduced to 0.55% effective July 31, 2017. Prior to July 31, 2017, the Fund’s contractual advisory fee rate was 0.69%.

With respect to each Fund other than the Penn Capital Multi-Credit High Income Fund and the Penn Capital Defensive Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Funds’ total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. With respect to the Penn Capital Multi-Credit High Income Fund and the Penn Capital Defensive Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through October 30, 2018. Thereafter, the expense limitation agreement for the Funds will be reviewed annually by the Advisor and the Board.

	Institutional Class	Investor Class
Penn Capital Managed Alpha SMID Cap Equity Fund	1.06%	1.31%
Penn Capital Special Situations Small Cap Equity Fund	1.09%	1.34%
Penn Capital Multi-Credit High Income Fund	0.72%	0.97%
Penn Capital Defensive Floating Rate Income Fund	0.64%*	0.89%*
Penn Capital Defensive Short Duration High Income Fund	0.54%	N/A
*	Prior to July 31, 2017, the Penn Capital Defensive Floating Rate Income Fund’s total annual operating expenses (excluding certain specified items) were limited to 0.74% for Institutional Class shares and 0.99% for Investor Class shares.

Any waived or reimbursed expenses by the Advisor to the Funds are subject to repayment by a Fund in the three years following the date the payment was made, provided that the respective Fund is able to make the repayment without exceeding the Fund’s expense limitation in place when the fees were waived or expenses paid. The Advisor’s waived fees and paid expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived/ Expenses Assumed	Amount Recouped	Amount Subject to Potential Recoupment	Year of Expiration
Penn Capital Managed Alpha SMID Cap Equity Fund
June 30, 2016	$146,572	$—	$146,572	2019
June 30, 2017	162,111	—	162,111	2020
June 30, 2018	81,877	—	81,877	2021
Total	$390,560	$—	$390,560
Penn Capital Special Situations Small Cap Equity Fund
June 30, 2016	$128,464	$—	$128,464	2019
June 30, 2017	158,820	—	158,820	2020
June 30, 2018	88,543	—	88,543	2021
Total	$375,827	$—	$375,827
Penn Capital Multi-Credit High Income Fund
June 30, 2016	$171,803	$—	$171,803	2019

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

Fiscal Year Incurred	Amount Waived/ Expenses Assumed	Amount Recouped	Amount Subject to Potential Recoupment	Year of Expiration
June 30, 2017	218,116	—	218,116	2020
June 30, 2018	111,134	—	111,134	2021
Total	$501,053	$—	$501,053
Penn Capital Defensive Floating Rate Income Fund
June 30, 2016	$205,304	$—	$205,304	2019
June 30, 2017	261,441	—	261,441	2020
June 30, 2018	124,259	—	124,259	2021
Total	$591,004	$—	$591,004
Penn Capital Defensive Short Duration High Income Fund
June 30, 2018	$91,487	$—	$91,487	2021
Total	$91,487	$—	$91,487

Certain Officers and Trustees of the Funds are also Officers of the Advisor.

The Trust has engaged Foreside Fund Officers Services, LLC to provide compliance services including the appointment of the Trust’s Chief Compliance Officer and Anti-Money Laundering Officer.

Distribution Agreement

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the Distributor). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to the Investor Class. Under the plan, 12b-1 distribution fees at an annual rate of 0.25% of average daily net assets of Investor Class shares are paid to the Distributor or others for distribution and shareholder services. For the period ended December 31, 2017, there were no distribution fees paid under the plan because the Investor Class shares had not yet been issued as of December 31, 2017.

The Trust has engaged U.S. Bancorp Fund Services, LLC to serve as the Fund’s administrator, fund accountant, and transfer agent. The Trust has engaged U.S. Bank, N.A. to serve as the Fund’s custodian.

4. Federal Tax Information

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), undistributed net realized gain (loss) and additional paid-in capital.

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

The character of distributions for tax purposes paid during the period ended December 31, 2017 is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Managed Alpha SMID Cap Equity Fund	$103,969	$113,429
Penn Capital Special Situations Small Cap Equity Fund	1,149,801	1,090,182
Penn Capital Multi-Credit High Income Fund	571,777	23,726
Penn Capital Defensive Floating Rate Income Fund	788,547	7,504
Penn Capital Defensive Short Duration Income Fund	103,996	—

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

The character of distributions for tax purposes paid during the fiscal year ended June 30, 2017 is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Managed Alpha SMID Cap Equity Fund	$—	$—
Penn Capital Special Situations Small Cap Equity Fund	850,428	54
Penn Capital Multi-Credit High Income Fund	596,135	—
Penn Capital Defensive Floating Rate Income Fund	921,854	—

5. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended December 31, 2017, were as follows:

	Purchases	Sales
Penn Capital Managed Alpha SMID Cap Equity Fund	$4,413,441	$3,644,403
Penn Capital Special Situations Small Cap Equity Fund	10,704,332	15,150,982
Penn Capital Multi-Credit High Income Fund	5,139,318	3,626,373
Penn Capital Defensive Floating Rate Income Fund	12,753,508	11,192,592
Penn Capital Defensive Short Duration High Income Fund	9,085,116	1,427,925

6. Capital Share Transactions

	Penn Capital Managed Alpha SMID Cap Equity Fund Period Ended December 31, 2017	Penn Capital Special Situations Small Cap Fund Period Ended December 31, 2017	Penn Capital Multi-Credit High Income Fund Period Ended December 31, 2017	Penn Capital Defensive Floating Rate Income Fund Period Ended December 31, 2017	Penn Capital Defensive Short Duration High Income Fund Period Ended December 31, 2017
Institutional Class Shares
Share sold	98,344	386,139	169,076	294,326	866,540
Shares sold to holders in reinvestment of dividends	16,642	189,922	55,306	77,935	10,484
Shares redeemed	(16,319)	(725,912)	(19,241)	(69,118)	(102)
Net increase (decrease)	98,667	(149,851)	205,141	303,143	876,922

Institutional Amount
Shares sold	$1,166,867	$4,545,371	$1,770,514	$3,005,403	$8,641,582
Shares sold to holders in reinvestment of dividends	217,014	2,233,477	571,680	792,325	103,996
Shares redeemed	(198,412)	(8,809,759)	(203,128)	(705,343)	(1,012)
Net increase (decrease)	$1,185,469	$(2,030,911)	$2,139,066	$3,092,385	$8,744,566

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

	Penn Capital Managed Alpha SMID Cap Equity Fund Year Ended June 30, 2017	Penn Capital Special Situations Small Cap Equity Fund Year Ended June 30, 2017	Penn Capital Multi-Credit High Income Fund Year Ended June 30, 2017	Penn Capital Defensive Floating Rate Income Fund Year Ended June 30, 2017
Institutional Class Shares
Shares sold	21,067	1,115,266	45,061	653,532
Shares sold to holders in reinvestment of dividends	—	74,359	53,946	90,055
Shares redeemed	(61,810)	(151,648)	(54,000)	(137,775)
Net increase (decrease)	(40,743)	1,037,977	45,007	605,812

Institutional Amount
Shares sold	$240,732	$12,938,608	$457,456	$6,674,297
Shares sold to holders in reinvestment of dividends	—	845,459	558,116	916,744
Shares redeemed	(640,048)	(1,684,172)	(560,783)	(1,408,771)
Net increase (decrease)	$(399,316)	$12,099,895	$454,789	$6,182,270

7. Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2017 through December 31, 2017. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2017		Additions		Reductions		December 31, 2017	Dividend Income	Short-Term Capital Gain Distribution	Unrealized Depreciation Change	Realized Gain/ (Loss)	December 31, 2017
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance					Value	Cost
Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	—	$—	98,780	$1,008,229	—	$—	98,780	$12,238	$5,722	$(8,581)	$—	$999,648	$1,008,229
		$—		$1,008,229		$—		$12,238	$5,722	$(8,581)	$—	$999,648	$1,008,229

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	—	$—	82,395	$841,260	—	$—	82,395	$11,263	$4,773	$(7,421)	$—	$833,839	$841,260
		$—		$841,260		$—		$11,263	$4,773	$(7,421)	$—	$833,839	$841,260

8. Credit Risk and Asset Concentration

Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2017

extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

9. Line of Credit

The Penn Capital Defensive Floating Rate Income Fund has a Credit Agreement for a line of credit equal to the lesser of (i) $3.0 Million, (ii) 20% of the gross market value of the Fund or (iii) 33.3% of the net market value of the Fund. Borrowings pursuant to the agreement are collateralized by the investments in the Fund. The line of credit is intended to provide short term financing, if necessary, in connection with shareholder redemptions. The interest rate as of December 31, 2017 was 4.50%. The Fund did not utilize any borrowings under the line of credit for the period ended December 31, 2017.

10. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

11. Subsequent Events

Except as disclosed above, as of the date the financial statements were available to be issued, Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

PENN CAPITAL FUNDS TRUST
ADDITIONAL INFORMATION
DECEMBER 31, 2017 (UNAUDITED)

Trustee and Officer Compensation

The Trust does not compensate any of its Trustees who are interested persons nor any of its officers. For the period ended December 31, 2017, the aggregate compensation paid by the Trust to the independent Trustees was $15,000. The Trust did not pay any special compensation to any of its Trustees or officers. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 844-302-7366.

Proxy Voting Policies

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities owned by that Fund is available: (1) without charge, upon request, by calling 844-302-7366; (2) in the Statement of Additional Information on the Trust’s website www.penncapitalfunds.com; and (3) on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling 844-302-7366 and (2) on the SEC’s website at www.sec.gov.

Form N-Q

Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available without charge by visiting the SEC’s website at www.sec.gov. In addition, you may review and copy each Fund’s Forms N-Q at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the transfer agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call (844) 302-7366 to request individual copies of these documents. The transfer agent will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

Investment Advisory Agreement Disclosure

At the June 1, 2017 meeting of the Board of Trustees (the “Board” or “Trustees”) of the PENN Capital Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), approved (i) Penn Capital Management Company, Inc. (“Penn Capital” or the “Adviser”) as the investment adviser to the Penn Capital Defensive Short Duration High Income Fund series of the Trust (the “New Fund”) and (ii) the investment advisory agreement between the Trust, on behalf of the New Fund, and the Adviser (the “Investment Advisory Agreement”).

In connection with considering the approval of the Investment Advisory Agreement on behalf of the New Fund, the Independent Trustees met in executive session. The Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement, reviewed the information provided by the Adviser in connection with the consideration of approving the Investment Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the agreement.

In considering approval of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Meeting Materials and other information from counsel and from Penn Capital, including: (i) a copy of the form of Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that Penn Capital expected to provide to the New Fund; (iii) information concerning Penn Capital’s financial condition, business, operations, portfolio management teams and compliance program; (iv) information describing the New Fund’s anticipated advisory fee and operating expenses; (v) a copy of the current Form ADV for Penn Capital; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of Penn Capital, as well as information presented at Board meetings throughout the year. The Board also received information comparing the advisory fee and expenses of the New Fund to other investment companies considered to be in the Fund’s peer group.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services expected to be provided to the New Fund by Penn Capital; (ii) Penn Capital’s personnel and operations; (iii) the New Fund’s proposed expense level; (iv) the anticipated profitability to Penn Capital under the Investment Advisory Agreement at certain asset levels; (v) any “fall-out” benefits to Penn Capital and its affiliates (i.e., the ancillary benefits realized by Penn Capital and its affiliates from Penn Capital’s relationship with the Trust); (vi) the effect of potential asset growth on the New Fund’s expenses; and (vii) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the New Fund:

(a)	The nature, extent and quality of services expected to be provided by Penn Capital to the New Fund; Penn Capital’s personnel and operations. The Board reviewed the services that Penn Capital expected to provide to the New Fund. The Board noted the responsibilities that Penn Capital would have as the New Fund’s investment adviser, including: the responsibility for the management and investment of the New Fund’s securities portfolio; executing portfolio security trades; monitoring compliance with the New Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed Penn Capital’s experience, resources and strengths in managing the other series of the Trust and other pooled investment vehicles, as well as Penn Capital’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as Penn Capital’s ability to render such services based on their experience, personnel, operations, and resources.
(b)	Comparison of services expected to be provided and fees to be paid to those under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by Penn Capital from the relationship with the New Fund; “fall-out” benefits. The Board compared both the services to be provided and the proposed fees to be paid under other contracts of Penn Capital, and under contracts of other investment advisers with respect to similar funds. In particular, the Board compared the New Fund’s proposed advisory fee and projected expense ratio to other investment companies considered to be in that Fund’s peer group. The Board noted that Penn Capital proposed to enter into the Expense Limitation Agreement whereby Penn Capital would waive advisory fees and/or reimburse expenses to keep the New Fund’s expenses from exceeding certain levels. The Board received and considered information about the fee rates charged to other accounts and clients that are managed by Penn Capital, including information about the differences in services provided to the non-registered investment company clients. The Board also discussed the anticipated costs, including operational costs, and Penn Capital’s projected profitability in connection with its serving as the New Fund’s investment adviser. In addition, the Board discussed the entrepreneurial risk undertaken by Penn Capital in launching the New Fund.

The Board considered that the New Fund’s advisory fee was lower than both the median and average of its peer group, and the New Fund’s total expenses (including the fee waiver) were below the median of its respective peer group.
After comparing the New Fund’s proposed fees with those of other funds in the Fund’s peer group, and considering the information about fee rates Penn Capital charged to other accounts and clients, and in light of the nature, quality and extent of services proposed to be provided by Penn Capital and the costs Penn Capital expected to incur by providing those services, the Board concluded that the level of fees proposed to be paid to Penn Capital with respect to the New Fund was fair and reasonable.
The Board considered that Penn Capital may experience reputational “fall-out” benefits based on the success of the New Fund, but that such benefits are not easily quantifiable. The Board noted that since the Trust’s service providers are not affiliated with Penn Capital, such services do not give rise to “fall-out” benefits for Penn Capital.
(c)	The extent to which economies of scale would be realized as the New Fund grows, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. As the New Fund had not yet commenced operations, Penn Capital was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether fee levels would reflect such economies of scale, if any. The Board would address economies of scale for the New Fund when assets under management reached appropriate levels. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.
(d)	Investment performance of the New Fund and Penn Capital. Because the New Fund is newly formed and had not commenced operations, the Board did not consider the New Fund’s investment performance. Rather, the Board considered Penn Capital’s performance managing other discretionary investment management accounts and pooled investment vehicles according to the New Fund’s investment strategies.

Conclusion. No single factor was determinative to the Board’s decision. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the proposed advisory fee rates and projected total expense ratios were reasonable in relation to the services to be provided by Penn Capital to the New Fund, as well as the costs to be incurred and benefits to be gained by Penn Capital in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the Investment Advisory Agreement was in the best interests of the New Fund.

At the September 15, 2017 and November 8, 2017 meetings of the Board of Trustees (the “Board” or “Trustees”) of the PENN Capital Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), approved the continuation of (i) Penn Capital Management Company, Inc. (“Penn Capital” or the “Adviser”) as the investment adviser to the Penn Capital Managed Alpha SMID Cap Equity Fund, Penn Capital Special Situations Small Cap Equity Fund, Penn Capital Multi-Credit High Income Fund and Penn Capital Defensive Floating Rate Income Fund series of the Trust (each a “Renewing Fund” and collectively, the “Renewing Funds”) and (ii) the investment advisory agreement between the Trust, on behalf of the Renewing Funds, and the Adviser (the “Investment Advisory Agreement”).

In connection with considering the approval of the continuation of the Investment Advisory Agreement on behalf of the Renewing Funds, the Independent Trustees met in executive session. The Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement, reviewed the information provided by the Adviser in connection with the consideration of the approval of the continuation of the Investment Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the continuation of the agreement.

In considering the approval of the continuation of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Meeting Materials and other information from counsel and from Penn Capital, including: (i) a copy of the Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that Penn Capital provides and expects to provide to the Renewing Funds; (iii) information concerning Penn Capital’s financial condition, business, operations, portfolio management teams and compliance program; (iv) information describing each Renewing Fund’s advisory fee and operating expenses; (v) a copy of the current Form ADV for Penn Capital; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the Investment Company Act of 1940, as amended. The Board also considered presentations made by, and discussions held with, representatives of Penn Capital, as well as information presented at Board meetings throughout the year. The Board also received information comparing the advisory fee, expenses and performance of each Renewing Fund to other investment companies considered to be in the Renewing Funds’ peer group.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Renewing Fund by Penn Capital; (ii) Penn Capital’s personnel and operations; (iii) each Renewing Fund’s expense level; (iv) the profitability to Penn Capital under the Investment Advisory Agreement; (v) any “fall-out” benefits to Penn Capital and its affiliates (i.e., the ancillary benefits realized by Penn Capital and its affiliates from Penn Capital’s relationship with the Trust); (vi) the effect of asset growth on each Renewing Fund’s expenses; (vii) possible conflicts of interest; and (viii) the investment performance of the Renewing Funds. The Board, including the Independent Trustees, considered the following in respect of each Renewing Fund:

(a)	The nature, extent and quality of services provided and expected to be provided by Penn Capital to the Renewing Funds; Penn Capital’s personnel and operations. The Board reviewed the services that Penn Capital provides and expected to provide to each Renewing Fund. The Board noted the responsibilities that Penn Capital has as the Renewing Funds’ investment adviser, including: the responsibility for the management and investment of each Renewing Fund’s securities portfolio; executing portfolio security trades; monitoring compliance with each Renewing Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each Renewing Fund.

The Board reviewed Penn Capital’s experience, resources and strengths in managing the Renewing Funds, as well as the other series of the Trust and other pooled investment vehicles, and Penn Capital’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Renewing Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as Penn Capital’s ability to render such services based on their experience, personnel, operations, and resources.

(b)	Comparison of services provided and fees paid to those under other investment advisory contracts. The Board compared both the services provided and the fees paid pursuant to the Investment Advisory Agreement to those under other contracts of Penn Capital, and under contracts of other investment advisers with respect to similar funds. In particular, the Board compared each Renewing Fund’s advisory fee and expense ratio to other investment companies considered to be in that Renewing Fund’s peer group. The Board noted that Penn Capital entered into an Expense Limitation Agreement whereby Penn Capital waives advisory fees and/or assumes expenses to keep the Renewing Funds’ expenses from exceeding certain levels. The Board also noted that Penn Capital has agreed to waive advisory fees and/or assume expenses with respect to the Penn Capital Multi-Credit High Income Fund to the extent of any acquired fund fees and expenses incurred by the Fund as a result of its investment in other investment companies managed by Penn Capital. The Board received and considered information about the fee rates charged to other accounts and clients that are managed by Penn Capital, including information about the differences in services provided to the non-registered investment company clients.

Consideration was given to the advisory fees and expense ratios of the Institutional Class Shares of the Renewing Funds, the only share class with assets to date. With respect to the Penn Capital Defensive Floating Rate Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Multi-Credit High Income Fund, the Board considered that the Fund’s advisory fee was above both the median and average of its peer group, but the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Managed Alpha SMID Cap Equity Fund and Penn Capital Special Situations Small Cap Equity Fund, the Board considered that each Fund’s advisory fee was above both the median and average of its respective expense peer group, but each Fund’s total expenses (including the fee waiver) were below the median and average of its respective expense peer group. To the extent that a Renewing Fund’s advisory fee was above the median and average of its respective peer group, Penn Capital explained and the Board considered the reasons for the higher advisory fees.

After comparing each Renewing Fund’s fees with those of other funds in the Renewing Fund’s peer group, and considering the information about fee rates Penn Capital charged to other accounts and clients, and in light of the nature, quality and extent of services provided by Penn Capital and the costs Penn Capital incurred by providing those services, the Board concluded that the level of fees paid to Penn Capital with respect to the Renewing Funds was fair and reasonable.

(c)	The cost of the services provided and profits realized by Penn Capital from the relationship with the Renewing Funds; the extent to which economies of scale were realized as the Renewing Funds grew, and whether fee levels reflect such economies of scale; “fall-out” benefits; possible conflicts of interest.

The Board discussed the costs, including operational costs, and Penn Capital’s profitability in connection with its serving as each Renewing Fund’s investment adviser. The Board considered that the Renewing Funds were still not yet of a sufficient size to be experiencing economies of scale. The Board concluded that the profitability of Penn Capital, and the extent to which economies of scale were reflected in the Renewing Funds’ advisory fees, were reasonable for the Renewing Funds in relation to the performance and asset sizes of the Renewing Funds.

The Board considered that Penn Capital may experience reputational “fall-out” benefits based on the success of the Renewing Funds, but that such benefits are not easily quantifiable. The Board noted that since the Trust’s service providers are not affiliated with Penn Capital, such services do not give rise to “fall-out” benefits for Penn Capital. The Board also noted Penn Capital’s procedures to manage potential conflicts of interest and Penn Capital’s belief that its management of the series of the Trust does not present a material conflict of interest.

(d)	Investment performance of the Renewing Funds. The Board considered the investment performance of the Renewing Funds. In particular, the Board considered the investment performance of the Renewing Funds relative to their stated investment objectives and strategies and the success of Penn Capital in reaching such objectives. The Board considered each Renewing Fund’s investment performance compared to the benchmark index that each Renewing Fund uses for comparison in its Prospectus and shareholder reports. The Board also considered each Renewing Fund’s investment performance compared to the Renewing Fund’s respective peer group. Consideration was given to the performance of the Institutional Class Shares of the Renewing Funds, the only share class with performance to date. The Board considered that the Penn Capital Defensive Floating Rate Income Fund underperformed its peer group for the one-year and since-inception periods ended June 30, 2017. The Board considered that the Penn Capital Multi-Credit High Income Fund outperformed its peer group for the one-year and since-inception periods ended June 30, 2017. The Board considered that each of the Penn Capital Managed Alpha SMID Cap Equity Fund and Penn Capital Special Situations Small Cap Equity Fund underperformed its respective performance peer group for the one-period but outperformed its respective performance peer group for the since-inception period ended June 30, 2017. The Board discussed with Penn Capital the reasons for the relative underperformance of the Penn Capital Defensive Floating Rate Income Fund, Penn Capital Managed Alpha SMID Cap Equity Fund and Penn Capital Special Situations Small Cap Equity Fund for certain periods ended June 30, 2017. The Board concluded that the performance of the Renewing Funds was reasonable in light of the respective investment objectives and policies of the Renewing Funds.

Conclusion. No single factor was determinative to the Board’s decision. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided, and to be provided, by Penn Capital to each Renewing Fund, as well as the costs incurred and benefits gained by Penn Capital in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Board concluded that the approval of the continuation of the Investment Advisory Agreement was in the best interests of each Renewing Fund.

Board of Trustees
Dennis S. Hudson, III
John R. Schwab
Richard A. Hocker

Investment Advisor
Penn Capital Management Company, Inc.
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside
10 High Street, Suite 302
Boston, MA 02110

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.
(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PENN Capital Funds Trust

By (Signature and Title)	/s/ Richard A. Hocker, President
Richard A. Hocker, President

Date	2/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Hocker, President
Richard A. Hocker, President

Date	2/27/2018

By (Signature and Title)	/s/ Gerald McBride, Treasurer
Gerald McBride, Treasurer

Date	2/27/2018